UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 827-0100

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2013 - February 28, 2014

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

February 28, 2014 (UNAUDITED)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

EEB	GUGGENHEIM BRIC ETF
DEF	GUGGENHEIM DEFENSIVE EQUITY ETF
NFO	GUGGENHEIM INSIDER SENTIMENT ETF
CZA	GUGGENHEIM MID-CAP CORE ETF
CVY	GUGGENHEIM MULTI-ASSET INCOME ETF
RYJ	GUGGENHEIM RAYMOND JAMES SB-1 EQUITY ETF
CSD	GUGGENHEIM SPIN-OFF ETF
WMCR	WILSHIRE MICRO-CAP ETF
WREI	WILSHIRE US REIT ETF

GUGGENHEIMINVESTMENTS.COM
...YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Fund Summary & Performance	17

Overview of Fund Expenses	27

Portfolio of Investments	29

Statement of Assets and Liabilities	58

Statement of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	65

Notes to Financial Statements	74

Supplemental Information	81

Trust Information	83

About the Trust Adviser	Back Cover

February 28, 2014

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the semiannual fiscal period ended February 28, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Trustee and Chief Executive Officer
Claymore Exchange-Traded Fund Trust

March 31, 2014

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW	February 28, 2014

Investment markets rallied through most of the six months ended February 28, 2014, on the strength of an improving U.S. economy and continuing U.S. central bank easing. However, the start of tapering, an emerging-market selloff and Ukraine tensions combined with a harsh U.S. winter to keep investors unsure about the durability of economic expansion.

Positive contributors to the outlook were bright spots in employment and housing. Private sector employment has been adding jobs at a pace of about 190,000 a month for two years, materially higher than the previous recession, while underlying fundamentals for housing remain strong, helped by low inventory and historically high home affordability measures. By contrast, fears of slower growth were fanned in early 2014 by weather-related bad news, including weak readings on retail sales, industrial production, job creation and mortgage applications. Nonetheless, these measures appeared unlikely to spur the Fed to modify its course on tapering, and the arrival of better spring weather was expected to return the U.S. economy to its improving trend.

The global economic picture indicates that recovery is taking hold in Europe, while Asia is facing rising uncertainties. Europe seems to be on more solid economic footing, with data suggesting growth has improved in the core and even more so in peripheral countries. Japan’s economic growth is slowing, but should regain momentum after the Bank of Japan implements more monetary accommodation. China’s economy, while facing a number of structural challenges, should begin to stabilize as policymakers take actions to prevent a hard landing.

Global central banks continue to flood markets with abundant liquidity, and a synchronous global expansion is taking hold, creating a positive environment for risk assets. U.S. equities continue to benefit from ongoing accommodative Fed policies and solid economic fundamentals. Credit spreads and equity prices are very highly correlated, and although spreads remain below historical averages, they continue to tighten as equity prices increase.

For the six months ended February 28, 2014, the Standard & Poor’s 500® (“S&P 500”) Index returned 15.07%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned 15.01%. The return of the MSCI Emerging Markets Index was 4.77%.

In the bond market, the Barclays U.S. Aggregate Bond Index posted a 2.84% return for the period, while the Barclays U.S. Corporate High Yield Index returned 7.48%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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February 28, 2014

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Dow Jones U.S. Select Dividend Index is a selection of stocks that is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of midsized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 28, 2014

EEB Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”), effective October 31, 2013, began seeking investment results that correspond generally to the performance, before fees and expenses, to the BNY Mellon BRIC Select DR Index (the “Index”). Prior to this change, EEB sought investment results that corresponded generally to the performance, before fees and expenses, to the BNY Mellon BRIC Select ADR Index. The BRIC Select DR Index is a modified version of the former BRIC Select ADR Index. Modifications were made to provide broader exposure to certain countries that have traditionally been underweighted, specifically Russia and India, while also helping to alleviate an overweight to Brazil.

The BRIC Index is a rules-based index (i.e., an index constructed using specified criteria) comprised of American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and China H-shares of Chinese equities where appropriate, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on the U.S. exchanges. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. EEB generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 2.39%, which included a decrease in market price over the period to $31.89 as of February 28, 2014, from $31.92 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 3.04%, which included an increase in NAV over the period to $32.16 as of February 28, 2014, from $31.99 as of August 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

The combined underlying Index generated a return of 3.72% for the period, which blends the returns of the Fund’s previous underlying index, the BNY Mellon BRIC Select ADR Index (September 21, 2006, through October 30, 2013) and the current underlying index, the BNY Mellon BRIC Select DR Index (October 31, 2013, through February 28, 2014). The MSCI Emerging Markets Index generated a return of 4.77%.

The Fund made an annual income distribution of $0.8620 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the communications sector contributed most to the Fund’s return, followed by the technology sector. The energy sector was the only sector to detract from the Fund’s return.

Positions that contributed most to return included Baidu, Inc., ADR, a Chinese-language Internet search provider; Infosys Ltd., ADR, a provider of IT consulting and software services; and preferred stock of Itau Unibanco Holding SA, ADR, a Brazilian consumer and commercial bank (5.8%, 3.7% and 4.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most from return included Gazprom OAO, ADR, an operator of gas pipeline systems and explorer and transporter of gas in Russia and the European Union; Sberbank of Russia, ADR, a commercial bank; and CNOOC Ltd., a Chinese producer of oil and natural gas (5.6%, 3.4% and 3.3%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

DEF Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

As of February 28, 2014, the Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 8.58%, which included an increase in market price over the period to $34.40 as of February 28, 2014, from $32.41 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 8.55%, which included an increase in NAV over the period to $34.40 as of February 28, 2014, from $32.42 as of August 31, 2013. At the end of the period, the Fund’s shares at market price were trading equal to the NAV. NAV performance data reflects fees and expenses of the Fund.

For underlying index and domestic equity market comparison purposes, the Index returned 8.93% and the S&P 500 Index returned 15.07% for the same period.

The Fund made an annual income distribution of $0.7870 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the utilities sector contributed most to the Fund’s return, followed by the consumer, noncyclical sector. No sector detracted from return, but the communications sector contributed least.

Positions that contributed most to the Fund’s return included Icahn Enterprises LP, a diversified holding company engaging in a range of business segments (not held in the portfolio at period end); AstraZeneca PLC, ADR, a holding company whose subsidiaries engage in the research, manufacture and marketing of pharmaceutical and medical products (1.0% of the Fund’s long-term investments at period end); and Seagate Technology PLC, a maker of disk drives for enterprise applications and a range of other technology systems (1.0% of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included Boardwalk Pipeline Partners, LP, which transports, gathers and stores natural gas; El Paso Pipeline Partners, LP, an owner and operator of interstate natural gas transportation and terminal facilities; and Mobile TeleSystems OJSC, ADR, a telecommunications group servicing subscribers primarily in Russia, Ukraine and neighboring countries (0.5%, 0.9% and 0.9%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

NFO Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

As of February 28, 2014, the Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 16.13%, which included an increase in market price over the period to $47.28 as of February 28, 2014, from $41.09 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 16.01%, which included an increase in NAV over the period to $47.30 as of February 28, 2014, from $41.15 as of August 31, 2013. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and domestic equity market comparison purposes, the Index returned 16.44% and the S&P 500 Index returned 15.07% for the same period.

The Fund made an annual income distribution of $0.4350 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the financial sector. No sector detracted from return, but the utilities sector contributed least to the Fund’s return.

Positions that contributed most to the Fund’s return included Forest Laboratories, Inc., a developer, maker and marketer of branded forms of ethical drugs which during the period agreed to be acquired by generic drug maker Actavis, Inc.; Endo Health Solutions, Inc., a specialty healthcare company with segments that focus on branded pharmaceuticals, generics and medical devices; the company acquired Paladin Labs during the period and established headquarters in Dublin and renamed itself Endo International PLC; and Ferro Corp., a maker of performance materials for industry (1.7%, 1.2% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included Calix, Inc., a provider of communications access systems and software; Employers Holdings, Inc., a provider of workers’ compensation insurance; and Midstates Petroleum Co., Inc., an independent oil exploration and production company (0.8%, 0.6% and 0.7%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

CZA Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 140 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”) and business development companies (“BDCs”). Currently, the mid-capitalization universe ranges from approximately $2 billion in market capitalization to $16 billion in market capitalization, as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 14.78%, which included an increase in market price over the period to $46.00 as of February 28, 2014, from $40.48 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 15.27%, which included an increase in NAV over the period to $46.15 as of February 28, 2014, from $40.44 as of August 31, 2013. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index, midcap market, and domestic equity market comparison purposes, the Index returned 15.82%, the Russell Midcap Index returned 17.66%, the S&P MidCap 400 Index returned 17.01%, and the S&P 500 Index returned 15.07% for the same period.

The Fund made an annual income distribution of $0.4570 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, all nine sectors in which the Fund was invested contributed to the Fund’s return. The technology sector contributed most to the Fund’s return, followed by the industrial sector. The energy sector contributed least to the Fund’s return.

Positions that contributed most to the Fund’s return included Icahn Enterprises LP, a diversified holding company engaging in a range of business segments (1.9% of the Fund’s long-term investments at period end); Liberty Interactive Corp., which owns interests in video and Internet commerce businesses (not held in the portfolio at period end); and Fidelity National Information Services, Inc., a payment services provider (2.3% of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included Ralph Lauren Corp., which designs, markets and distributes apparel and furnishings under a variety of brands (2.1% of the Fund’s long-term investments at period end); El Paso Pipeline Partners, LP, an owner and operator of interstate natural gas transportation and terminal facilities (not held in the portfolio at period end); and Boardwalk Pipeline Partners, LP, which transports, gathers and stores natural gas (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 10.10%, which included an increase in market price over the period to $25.03 on February 28, 2014, from $23.33 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 9.97%, which included an increase in NAV over the period to $25.01 on February 28, 2014, from $23.34 as of August 31, 2013. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index, domestic equity market and domestic equity income market comparison purposes, the Index returned 10.30%, the S&P 500 Index returned 15.07% and the Dow Jones U.S. Select Dividend Index returned 13.12% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the six-month period ended February 28, 2014:

Payable Date	Amount
September 30, 2013	$0.3210
December 31, 2013	$0.3100
Total	$0.6310

Performance Attribution
For the six-month period ended February 28, 2014, the financial sector contributed most to the Fund’s return, followed by the consumer, noncyclical sector. No sector detracted, but the consumer, cyclical sector contributed least to the Fund’s returns.

Positions that contributed most to the Fund’s return included Pitney Bowes, Inc., a seller of integrated mail and document management systems (0.7% of the Fund’s long-term investments at period end); AstraZeneca PLC, ADR, a holding company whose subsidiaries engage in the research, manufacture and marketing of pharmaceutical and medical products (1.2% of the Fund’s long-term investments at period end); and Inteliquent, Inc., a provider of tandem interconnection services (not held in the portfolio at period end). Positions that detracted most from the Fund’s return included IAMGOLD Corp., a mid-tier gold mining company; Penn West Petroleum Ltd., an oil and natural gas explorer; and Sandridge Mississippian Trust I, which owns royalty interests in oil and natural gas wells (0.6%, 1.0% and 0.4%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Overview
The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of February 28, 2014, the Index consisted of 127 securities with an average market capitalization of $18.5 billion. Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 18.06%, which included an increase in market price over the period to $34.22 on February 28, 2014, from $29.08 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 18.05%, which included an increase in NAV over the period to $34.19 on February 28, 2014, from $29.06 as of August 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and domestic midcap equity market comparison purposes, the Index returned 18.46% and the S&P MidCap 400 Index returned 17.01% for the same period.

The Fund made an annual income distribution of $0.1130 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the financial sector contributed most to the Fund’s return, followed by the consumer, cyclical sector. The basic materials and utilities sectors contributed least to the Fund’s return. No sector detracted from return.

Positions that contributed most to the Fund’s return included Applied Optoelectronics, Inc., a manufacturer of advanced optical semiconductor devices; Micron Technology, Inc., which manufactures and markets dynamic random access memory chips and other semiconductor components; and Advance Auto Parts, Inc., a retailer of auto parts and accessories (1.1%, 0.8% and 0.8%, respectively, of long-term investments at period end). Positions that detracted most from the Fund’s return included The Fresh Market, Inc., a food retailer (0.9% of the Fund’s long-term investments at period end); Rayonier, Inc., an international forest products company (not held in the portfolio at period end); and Diodes, Inc., a semiconductor manufacturer (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

CSD Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF, NYSE Arca ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

As of February 28, 2014, the Index is comprised of approximately 28 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 20.30%, which included an increase in market price over the period to $45.64 on February 28, 2014, from $38.01 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 20.38%, which included an increase in NAV over the period to $45.61 on February 28, 2014, from $37.96 as of August 31, 2013. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index, domestic market and midcap market capitalization comparison purposes, the Index returned 20.83%, the S&P 500 Index returned 15.07%, and the Russell Midcap Index returned 17.66% for the same period.

The Fund made an annual income distribution of $0.0850 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the industrial sector contributed most to the Fund’s return, followed by the communications sector. The financial sector was the only one to detract from return.

Positions that contributed most to the Fund’s return included Xylem, Inc., which manufactures equipment and provides services used in water and wastewater applications; Exelis, Inc., a diversified aerospace and defense company; and Fiesta Restaurant Group, Inc., which owns and operates a chain of restaurants (4.9%, 5.0% and 2.0%, respectively, of long-term investments at period end). Positions that detracted most from the Fund’s return included ADT Corp., a provider of security services; Altisource Asset Management Corp., which provides asset management and corporate governance services; and NovaCopper, Inc., a mineral exploration company (3.2%, 2.8% and 0.1%, respectively, of long-term investments at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index (i.e., an index based on specified criteria) comprised of, as of February 28, 2014, approximately 1,200 securities of micro-capitalization companies, including real estate investment trusts (“REITs”) and business development companies (“BDCs”), as defined by Wilshire Associates Incorporated. The Index is designed to represent microsized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 23.77%, which included an increase in market price over the period to $28.64 as of February 28, 2014, from $23.42 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 24.25%, which included an increase in NAV over the period to $28.70 as of February 28, 2014, from $23.38 as of August 31, 2013. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index comparison purposes, the Index returned 24.83% for the same period. For domestic equity market and small cap market comparison purposes, the S&P 500 Index returned 15.07% and the Russell 2000 Index returned 17.76% for the same period.

The Fund made an annual income distribution of $0.3270 per share on December 31, 2013, to shareholders of record on December 27, 2013.

Performance Attribution
For the six-month period ended February 28, 2014, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the financial sector. No sector detracted, but the basic materials sector contributed least to the Fund’s return.

Positions that contributed most to the Fund’s return included Plug Power, Inc., which makes and markets fuel cell systems for forklifts and material-handling equipment; Arrowhead Research Corp., which conducts research projects in nanotechnology with the California Institute of Technology; and Horizon Pharma, Inc., which through subsidiaries develops and commercializes pain and inflammation treatments (0.3%, 0.5% and 0.4%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most from the Fund’s return included Coronado Biosciences, Inc., a clinical-stage biopharmaceutical company (0.1% of the Fund’s long-term investments at period end); American Realty Capital Properties, Inc., a real estate investment trust (not held in the portfolio at period end); and Support.com, Inc., a provider of eBusiness infrastructure software (0.1% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 13

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2014

WREI Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2014, approximately 112 securities, which may include securities of companies of all categories of market capitalizations (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2014.

On a market price basis, the Fund generated a total return of 10.83%, which included an increase in market price over the period to $38.81 on February 28, 2014, from $35.69 as of August 31, 2013. On an NAV basis, the Fund generated a total return of 11.56%, which included an increase in NAV over the period to $38.89 on February 28, 2014, from $35.53 as of August 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and domestic equity REIT market comparison purposes, the Index returned 11.73% and the FTSE NAREIT Equity REIT Index returned 11.66% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid over the six-month period ended February 28, 2014, were:

Date	Amount
September 30, 2013	$0.3290
December 31, 2013	$0.3610
($0.3470 in ordinary income and $0.0140
in short-term capital gain)
Total	$0.6900

Performance Attribution
More than 99% of the Fund’s holdings are categorized in the financial sector, which had a positive return for the six-month period ended February 28, 2014, contributing to the Fund’s return.

Positions that contributed most to the Fund’s performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers and international properties in North America, Europe and Asia; ProLogis, Inc., which owns, develops and operates industrial real estate; and Vornado Realty Trust, a fully integrated real estate investment trust (9.9%, 4.1% and 3.6%, respectively, of total long-term investments at period end). Positions that detracted most from the Fund’s performance included Health Care REIT, Inc., which invests in senior housing and health care real estate and provides property management and development services; HCP, Inc., a real estate investment trust that focuses on health care-related properties; and CBL & Associates Properties, Inc., a self-managed real estate investment trust (3.4%, 3.5% and 0.6%, respectively, of total long-term investments at period end).

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2014

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk. A Fund’s investments in non-U.S. issuers, although limited to ADRs and GDRs (EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk. Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Micro-, Small and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. The Funds are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the stock’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk. A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property and the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political,

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 15

February 28, 2014

economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds’ portfolios. Financial market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited)	February 28, 2014

EEB Guggenheim BRIC ETF

Fund Statistics
Share Price	$31.89
Net Asset Value	$32.16
Premium/Discount to NAV	-0.84%
Net Assets ($000)	$180,105

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim BRIC ETF
NAV	3.04%	-5.69%	-8.22%	11.44%	6.07%
Market	2.39%	-6.38%	-8.46%	11.24%	5.95%
The BNY Mellon
BRIC Select
ADR Index/
The BNY
Mellon BRIC
Select DR
Index1	3.72%	-5.00%	-7.66%	12.18%	6.75%
MSCI Emerging
Markets
Index	4.77%	-6.01%	-1.99%	16.86%	5.35%

Returns

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance in the global emerging markets. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.62% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.62%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	28.5%
Communications	21.7%
Financial	18.6%
Basic Materials	11.0%
Consumer, Non-cyclical	10.5%
Technology	5.3%
Utilities	1.9%
Industrial	1.3%
Consumer, Cyclical	1.1%
Total Common and Preferred Stocks	99.9%
Investments of Collateral for Securities Loaned	5.9%
Total Investments	105.8%
Liabilities in excess of Other Assets	-5.8%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
China Mobile Ltd.	6.1%
Baidu, Inc., ADR	5.8%
Gazprom OAO, ADR	5.6%
Itau Unibanco Holding SA, ADR - Preferred	4.1%
AMBEV SA, ADR	4.0%
Infosys Ltd., ADR	3.7%
LUKOIL OAO, ADR	3.5%
Sberbank of Russia, ADR	3.4%
CNOOC Ltd.	3.3%
Vale SA, ADR - Preferred	3.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings is shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1
Benchmark returns reflect the blended return of the BNY Mellon BRIC Select ADR Index from 9/21/06-10/30/13 and the return of the BNY Mellon BRIC Select DR Index, net of foreign witholding taxes, from 10/31/13-2/28/14.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 17

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

DEF Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$34.40
Net Asset Value	$34.40
Premium/Discount to NAV	0.00%
Net Assets ($000)	$129,002

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
12/15/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Defensive Equity ETF
NAV	8.55%	13.05%	12.78%	20.31%	6.67%
Market	8.58%	13.09%	12.75%	20.34%	6.66%
Sabrient Defensive
Equity Index	8.93%	13.71%	13.42%	21.07%	7.39%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.02%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Utilities	20.0%
Energy	19.3%
Communications	16.9%
Financial	15.0%
Consumer, Non-cyclical	11.1%
Technology	6.1%
Consumer, Cyclical	4.2%
Basic Materials	4.1%
Industrial	2.9%
Total Common Stocks, Preferred Stocks and Master Limited Partnerships	99.6%
Exchange Traded Fund	0.2%
Investments of Collateral for Securities Loaned	6.3%
Total Investments	106.1%
Liabilities in excess of Other Assets	-6.1%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Vodafone Group PLC, ADR	1.1%
Humana, Inc.	1.1%
Total SA, ADR	1.1%
Kohl’s Corp.	1.1%
Target Corp.	1.1%
LyondellBasell Industries NV	1.1%
Statoil ASA, ADR	1.1%
CenturyLink, Inc.	1.1%
Realty Income Corp., REIT	1.1%
Maxim Integrated Products, Inc.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

NFO Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$47.28
Net Asset Value	$47.30
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$210,528

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Insider Sentiment ETF
NAV	16.01%	26.93%	13.19%	29.63%	10.40%
Market	16.13%	27.01%	13.26%	29.17%	10.39%
Sabrient Insider
Sentiment
Index	16.44%	27.73%	13.80%	30.41%	11.09%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.94%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.77%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. There is a contractual fee waiver in place for this Fund through December 31, 2016, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	20.5%
Consumer, Cyclical	18.6%
Consumer, Non-cyclical	18.3%
Industrial	9.2%
Communications	8.7%
Technology	8.7%
Energy	7.9%
Basic Materials	5.8%
Utilities	2.0%
Total Common Stocks and Master Limited Partnerships	99.7%
Exchange Traded Fund	0.2%
Investments of Collateral for Securities Loaned	5.4%
Total Investments	105.3%
Liabilities in excess of Other Assets	-5.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Forest Laboratories, Inc.	1.7%
Keurig Green Mountain, Inc.	1.5%
Albany Molecular Research, Inc.	1.4%
Trinity Industries, Inc.	1.4%
Logitech International SA	1.3%
Ubiquiti Networks, Inc.	1.2%
Mallinckrodt PLC	1.2%
Alcoa, Inc.	1.2%
Endo International PLC	1.2%
Lexmark International, Inc., Class A	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 19

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

CZA Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$46.00
Net Asset Value	$46.15
Premium/Discount to NAV	-0.33%
Net Assets ($000)	$124,598

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
4/2/07)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Mid-Cap Core ETF
NAV	15.27%	25.61%	15.53%	27.28%	9.95%
Market	14.78%	25.34%	15.55%	26.86%	9.90%
Zacks Mid-Cap
Core Index	15.82%	26.73%	16.76%	28.92%	11.21%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.25%
Russell Midcap
Index	17.66%	29.16%	15.07%	27.77%	7.80%
S&P MidCap
400 Index	17.01%	26.58%	14.13%	26.92%	8.84%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of midsized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.86%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	23.7%
Industrial	17.5%
Consumer, Non-cyclical	13.4%
Technology	11.5%
Consumer, Cyclical	11.4%
Energy	7.8%
Utilities	5.1%
Basic Materials	5.0%
Communications	4.4%
Total Common Stocks and Master Limited Partnerships	99.8%
Exchange Traded Fund	0.2%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	0.0%*
Total Investments	100.0%
Other Assets in excess of Liabilities	0.0%*
Net Assets	100.0%

* Less than 0.1%.

% of Long-Term
Top Ten Holdings	Investments
Plains All American Pipeline, LP	2.6%
Brown-Forman Corp., Class B	2.6%
Fidelity National Information Services, Inc.	2.3%
Pentair Ltd. (Switzerland)	2.3%
Zoetis, Inc.	2.2%
Magellan Midstream Partners, LP	2.2%
Ralph Lauren Corp.	2.1%
Symantec Corp.	2.1%
Regions Financial Corp.	2.1%
Amphenol Corp., Class A	2.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$25.03
Net Asset Value	$25.01
Premium/Discount to NAV	0.08%
Net Assets ($000)	$1,587,904

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Multi-Asset Income ETF
NAV	9.97%	13.25%	11.52%	27.04%	5.91%
Market	10.10%	13.38%	11.49%	27.15%	5.91%
Zacks Multi-Asset
Income Index	10.30%	14.16%	12.56%	28.06%	6.84%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.94%
Dow Jones
U.S. Select
Dividend
Index	13.12%	22.19%	16.29%	24.48%	5.65%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Dow Jones U.S. Select Dividend Index represents the country’s leading stocks by dividend yield. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.89%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.70%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	25.7%
Financial	17.2%
Consumer, Non-cyclical	15.5%
Basic Materials	7.4%
Technology	6.0%
Communications	5.4%
Utilities	5.0%
Consumer, Cyclical	3.8%
Industrial	3.3%
Common Stocks, Convertible Preferred Stocks, Preferred Stocks, Royalty Trusts and Master Limited Partnerships	89.3%
Closed End Funds	9.7%
Total Long-Term Investments	99.0%
Investments of Collateral for Securities Loaned	5.0%
Total Investments	104.0%
Liabilities in excess of Other Assets	-4.0%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Linn Energy, LLC	1.3%
AstraZeneca PLC, ADR	1.2%
Enerplus Corp.	1.2%
Eli Lilly & Co.	1.2%
Pengrowth Energy Corp.	1.2%
Williams Cos., Inc.	1.1%
LyondellBasell Industries NV	1.1%
Merck & Co., Inc.	1.1%
Lockheed Martin Corp.	1.1%
BP Prudhoe Bay Royalty Trust	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings is shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 21

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF (continued)

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$34.22
Net Asset Value	$34.19
Premium/Discount to NAV	0.09%
Net Assets ($000)	$282,862

Total Returns
Performance
inclusive of
Predecessor Fund			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
5/19/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Raymond James SB-1 Equity ETF
NAV	18.05%	36.19%	15.18%	30.64%	9.27%
Market	18.06%	36.23%	15.19%	30.86%	8.79%
Raymond James
SB-1 Equity
Index	18.46%	37.07%	15.96%	31.40%	10.29%
S&P MidCap
400 Index	17.01%	26.58%	14.13%	26.92%	9.48%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an ongoing basis. The referenced indices are unmanaged and not available for direct investments. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	26.8%
Consumer, Cyclical	22.2%
Technology	14.7%
Industrial	10.8%
Communications	10.0%
Consumer, Non-cyclical	9.0%
Energy	4.9%
Basic Materials	0.8%
Utilities	0.8%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	101.4%
Liabilities in excess of Other Assets	-1.4%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Applied Optoelectronics, Inc.	1.1%
RF Micro Devices, Inc.	1.0%
Bloomin’ Brands, Inc.	0.9%
Capital Senior Living Corp.	0.9%
Applied Micro Circuits Corp.	0.9%
Ctrip.com International Ltd., ADR (Cayman Islands)	0.9%
Xoom Corp.	0.9%
Synchronoss Technologies, Inc.	0.9%
Huntington Bancshares, Inc.	0.9%
Skyworks Solutions, Inc.	0.9%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 23

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

CSD Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$45.64
Net Asset Value	$45.61
Premium/Discount to NAV	0.07%
Net Assets ($000)	$745,660

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
12/15/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Spin-Off ETF
NAV	20.38%	41.74%	24.70%	35.48%	9.74%
Market	20.30%	41.61%	24.90%	35.18%	9.74%
Beacon Spin-off
Index	20.83%	42.51%	25.97%	36.47%	10.48%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.02%
Russell Midcap
Index	17.66%	29.16%	15.07%	27.77%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.70%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	21.6%
Communications	19.3%
Industrial	18.2%
Energy	17.1%
Financial	12.4%
Consumer, Cyclical	8.5%
Basic Materials	2.4%
Utilities	0.3%
Total Common Stocks and Master Limited Partnerships	99.8%
Investments of Collateral for Securities Loaned	3.7%
Total Investments	103.5%
Liabilities in excess of Other Assets	-3.5%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
WhiteWave Foods Co.	5.6%
AMC Networks, Inc., Class A	5.1%
Exelis, Inc.	5.0%
TripAdvisor, Inc.	5.0%
Xylem, Inc.	4.9%
Starz, Class A	4.9%
Fortune Brands Home & Security, Inc.	4.7%
Phillips 66	4.5%
Kraft Foods Group, Inc.	4.4%
AbbVie, Inc.	4.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$28.64
Net Asset Value	$28.70
Premium/Discount to NAV	-0.21%
Net Assets ($000)	$51,690

Total Returns
			Three	Five	Since
(Inception	Six	One	Year	Year	Inception
9/21/06)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Wilshire Micro-Cap ETF
NAV	24.25%	44.81%	14.89%	26.07%	3.73%
Market	23.77%	44.21%	14.80%	25.89%	3.70%
Sabrient Stealth
Index/Wilshire
US Micro-Cap
IndexSM	24.83%	45.79%	16.65%	27.24%1	4.61%2
Wilshire US
Micro-Cap
IndexSM	24.83%	45.79%	16.65%	31.37%	7.85%
Russell 2000®
Index	17.76%	31.56%	14.41%	26.58%	8.06%
S&P 500 Index	15.07%	25.37%	14.34%	22.98%	6.94%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. NAV performance data reflects fees and expenses of the Fund. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	28.2%
Financial	26.1%
Industrial	11.3%
Consumer, Cyclical	10.5%
Communications	8.7%
Technology	6.9%
Energy	4.6%
Basic Materials	2.2%
Utilities	0.6%
Diversified	0.6%
Total Common Stocks	99.7%
Warrant	0.0%*
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	14.6%
Total Investments	114.3%
Liabilities in excess of Other Assets	-14.3%
Net Assets	100.0%

*Less than 0.1%
% of Long-Term
Top Ten Holdings	Investments
Media General, Inc., Class A	0.8%
CalAmp Corp.	0.7%
Cardiovascular Systems, Inc.	0.6%
Rentrak Corp.	0.5%
YRC Worldwide, Inc.	0.5%
Engility Holdings, Inc.	0.5%
Zale Corp.	0.5%
Cynosure, Inc., Class A	0.5%
Carmike Cinemas, Inc.	0.5%
Arrowhead Research Corp.	0.5%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/09 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/14.

2	The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/14.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 25

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2014

WREI Wilshire US REIT ETF

Fund Statistics
Share Price	$38.81
Net Asset Value	$38.89
Premium/Discount to NAV	-0.21%
Net Assets ($000)	$15,557

Total Returns
			Three	Since
(Inception	Six	One	Year	Inception
3/9/10)	Month	Year	(Annualized)	(Annualized)
Wilshire US REIT ETF
NAV	11.56%	5.94%	9.24%	14.72%
Market	10.83%	5.30%	9.19%	14.66%
Wilshire US
REIT IndexSM	11.73%	6.33%	9.65%	15.11%
FTSE NAREIT Equity
REIT Index	11.66%	5.98%	9.79%	15.22%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	99.0%
Exchange Traded Fund	0.8%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	1.5%
Total Investments	101.3%
Liabilities in excess of Other Assets	-1.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Simon Property Group, Inc.	9.9%
Public Storage	4.9%
Equity Residential	4.2%
ProLogis, Inc.	4.1%
Ventas, Inc.	3.6%
Vornado Realty Trust	3.6%
HCP, Inc.	3.5%
Boston Properties, Inc.	3.4%
Health Care REIT, Inc.	3.4%
AvalonBay Communities, Inc.	3.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	February 28, 2014

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Spin-Off ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2014.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the	During
	Value	Value	Period Ended	Period	1
	9/1/13	2/28/14	2/28/14	9/1/13-2/28/14
Guggenheim BRIC ETF2
Actual	$1,000.00	$1,030.37	0.62%	$3.12
Hypothetical	1,000.00	1,021.72	0.62%	3.11
(5% annual return before expenses)

Guggenheim Defensive Equity ETF2
Actual	1,000.00	1,085.46	0.65%	3.36
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Insider Sentiment ETF2
Actual	1,000.00	1,160.13	0.65%	3.48
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Mid-Cap Core ETF2
Actual	1,000.00	1,152.69	0.65%	3.47
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Multi-Asset Income ETF2
Actual	1,000.00	1,099.66	0.65%	3.38
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

Guggenheim Raymond James SB-1 Equity ETF
Actual	1,000.00	1,180.51	0.75%	4.05
Hypothetical	1,000.00	1,021.08	0.75%	3.76
(5% annual return before expenses)

Guggenheim Spin-Off ETF2
Actual	1,000.00	1,203.83	0.65%	3.55
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 27

OVERVIEW OF FUND EXPENSES (Unaudited) continued	February 28, 2014

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the	During
	Value	Value	Period Ended	Period	1
	9/1/13	2/28/14	2/28/14	9/1/13-2/28/14
Wilshire Micro-Cap ETF
Actual	$1,000.00	$1,242.45	0.50%	$2.78
Hypothetical	1,000.00	1,022.32	0.50%	2.51
(5% annual return before expenses)

Wilshire US REIT ETF
Actual	1,000.00	1,115.64	0.32%	1.68
Hypothetical	1,000.00	1,023.21	0.32%	1.61
(5% annual return before expenses)

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at guggenheiminvestments.com.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	February 28, 2014

EEB Guggenheim BRIC ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 83.7%
	Basic Materials - 6.9%
872,000	Aluminum Corp. of China Ltd. (China)(a) (b)	$312,349
168,431	Cia Siderurgica Nacional SA, ADR (Brazil)(a)	749,518
49,058	Fibria Celulose SA, ADR (Brazil)(a) (b)	527,373
32,251	Mechel, ADR (Russia)(a)	61,277
126,561	MMC Norilsk Nickel OJSC, ADR (Russia)	2,149,006
18,577	Novolipetsk Steel OJSC, GDR (Russia)(a)	249,861
18,062	Phosagro OAO, GDR (Russia)	203,920
69,229	Sesa Sterlite Ltd., ADR (India)	776,749
38,949	Severstal OAO, GDR (Russia)(a)	322,887
786,000	Sinopec Shanghai Petrochemical Co. Ltd. (China)	234,958
64,712	Ultrapar Participacoes SA, ADR (Brazil)	1,443,078
59,906	Uralkali OJSC, GDR (Russia)	1,361,064
289,711	Vale SA, ADR (Brazil)	4,105,205
		12,497,245

	Communications - 21.0%
11,241	21Vianet Group, Inc., ADR (China)(b)	292,154
60,759	Baidu, Inc., ADR (China)(b)	10,385,536
4,034	Bitauto Holdings Ltd., ADR (China)(b)	161,360
1,162,000	China Mobile Ltd. (China)	11,041,998
3,078,000	China Telecom Corp. Ltd. (China)	1,332,562
99,569	China Unicom Hong Kong Ltd., ADR (China)(a)	1,311,324
28,757	Ctrip.com International Ltd., ADR (China)(a) (b)	1,553,165
11,931	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	167,750
23,840	Giant Interactive Group, Inc., ADR (China)	271,299
20,927	Mail.ru Group Ltd., GDR (Russia)	887,305
20,597	MegaFon OAO, GDR (Russia)	597,313
112,474	Mobile Telesystems OJSC, ADR (Russia)	1,936,802
16,001	NetEase, Inc., ADR (China)	1,106,789
7,336	Perfect World Co. Ltd., ADR (China)	165,940
7,094	Phoenix New Media Ltd., ADR (China)(a) (b)	76,473
17,008	Qihoo 360 Technology Co. Ltd., ADR (China)(b)	1,864,417
4,822	QIWI plc, ADR (Russia)	224,850
16,608	Rostelecom OJSC, ADR (Russia)	273,866
38,597	Sistema JSFC, GDR (Russia)	955,276
3,600	SouFun Holdings Ltd., ADR (China)	283,608
35,454	Tim Participacoes SA, ADR (Brazil)	877,132
42,786	VimpelCom Ltd., ADR (Russia)	434,706
3,794	Vipshop Holdings Ltd., ADR (China)(b)	498,228
28,494	Youku Tudou, Inc., ADR (China)(b)	945,716
3,037	YY, Inc., ADR (China)(a) (b)	228,656
		37,874,225

	Consumer, Cyclical - 1.1%
416,000	China Eastern Airlines Corp. Ltd. (China)(b)	151,155
4,182	China Lodging Group Ltd., ADR (China)(b)	117,765
384,000	China Southern Airlines Co. Ltd. (China)	133,590
4,720	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	176,858
41,771	Tata Motors Ltd., ADR (India)	1,456,973
		2,036,341

	Consumer, Non-cyclical - 9.8%
2,130	51job, Inc., ADR (China)(b)	160,389
1,010,283	AMBEV SA, ADR (Brazil)	7,274,038
143,434	BRF SA, ADR (Brazil)	2,619,105
18,391	Dr Reddy’s Laboratories Ltd., ADR (India)	844,147
8,492	Global Ports Investments PLC, GDR (Russia)	115,321
64,141	Magnit OJSC, GDR (Russia)	3,591,896
19,530	Mindray Medical International Ltd., ADR (China)(a)	682,378
29,206	New Oriental Education & Technology Group, Inc.,
	ADR (China)	813,095
8,344	O’Key Group SA, GDR (Russia)	83,440
7,564	TAL Education Group, ADR (China)(b)	179,418
11,200	WNS Holdings Ltd., ADR (India)(b)	222,768
15,736	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	605,207
21,643	X5 Retail Group NV, GDR (Russia)(a) (b)	384,163
		17,575,365

	Energy - 25.6%
5,674,000	China Petroleum & Chemical Corp. (China)	5,037,187
3,574,000	CNOOC Ltd. (China)	5,857,620
10,408	Eurasia Drilling Co. Ltd., GDR (Russia)	309,638
8,397	Gazprom Neft OAO, ADR (Russia)	167,100
1,316,213	Gazprom OAO, ADR (Russia)(a)	10,134,840
6,952	JA Solar Holdings Co. Ltd., ADR (China)(a) (b)	71,328
4,306	JinkoSolar Holding Co. Ltd., ADR (China)(a) (b)	140,892
115,388	LUKOIL OAO, ADR (Russia)	6,346,340
17,544	NOVATEK OAO, GDR (Russia)(a)	2,221,070
4,692,000	PetroChina Co. Ltd. (China)	4,945,279
331,032	Petroleo Brasileiro SA, ADR (Brazil)	3,707,559
48,894	Reliance Industries Ltd., GDR (India)(c)	1,262,443
16,841	ReneSola Ltd., ADR (China)(a) (b)	64,164
235,453	Rosneft OAO, GDR (Russia)	1,589,308
214,299	Surgutneftegas OAO, ADR (Russia)	1,630,815
54,049	Tatneft OAO, ADR (Russia)	1,951,169
16,433	Trina Solar Ltd., ADR (China)(a) (b)	263,421
43,363	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	305,276
		46,005,449

	Financial - 11.4%
51,061	Axis Bank Ltd., GDR (India)(a)	1,047,261
116,235	Banco Santander Brasil SA, ADR (Brazil)(a)	576,526
1,654,000	China Life Insurance Co. Ltd. (China)	4,837,722
26,118	Etalon Group Ltd., GDR (Russia)(b)	126,672
47,952	Gafisa SA, ADR (Brazil)(a)	138,581

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 29

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

EEB Guggenheim BRIC ETF continued

Number
of Shares	Description	Value
	Financial continued
86,637	HDFC Bank Ltd., ADR (India)	$2,910,137
62,511	ICICI Bank Ltd., ADR (India)	2,230,392
37,635	LSR Group, GDR (Russia)(b)	127,959
3,890	Noah Holdings Ltd., ADR (China)(a)	65,702
9,113	NOMOS-BANK, GDR (Russia)(b)	119,289
600,102	Sberbank of Russia, ADR (Russia)	6,187,052
16,365	State Bank of India, GDR (India)(a)	819,068
561,471	VTB Bank OJSC, GDR (Russia)	1,290,822
11,242	Xinyuan Real Estate Co. Ltd., ADR (China)	51,264
		20,528,447

	Industrial - 1.3%
36,196	Embraer SA, ADR (Brazil)(a)	1,299,437
21,373	Globaltrans Investment PLC, GDR (Russia)	277,635
322,000	Guangshen Railway Co. Ltd. (China)	146,042
23,755	Larsen & Toubro Ltd., GDR (India)(a)	423,789
10,903	TMK OAO, GDR (Russia)	111,974
24,710	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	152,708
		2,411,585

	Technology - 5.3%
5,815	AutoNavi Holdings Ltd., ADR (China)(b)	121,010
2,410	Changyou.com Ltd., ADR (China)(a) (b)	70,468
107,198	Infosys Ltd., ADR (India)	6,610,901
6,723	NQ Mobile, Inc., ADR (China)(a) (b)	130,494
16,727	Pactera Technology International Ltd., ADR (China)(b)	120,434
5,554	RDA Microelectronics, Inc., ADR (China)	100,305
4,982,000	Semiconductor Manufacturing International Corp.
	(China)(a) (b)	430,089
14,663	Shanda Games Ltd., ADR (China)(b)	97,069
130,450	Wipro Ltd., ADR (India)(a)	1,800,210
		9,480,980

	Utilities - 1.3%
60,166	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	131,162
76,004	Cia de Saneamento Basico do Estado de Sao Paulo,
	ADR (Brazil)	704,557
24,503	CPFL Energia SA, ADR (Brazil)	352,353
704,000	Huaneng Power International, Inc. (China)	628,616
282,206	RusHydro JSC, ADR (Russia)(a)	426,131
		2,242,819

	Total Common Stocks - 83.7%
	(Cost $178,279,189)	150,652,456

	Preferred Stocks - 16.2%

	Basic Materials - 4.1%
15,986	Braskem SA, ADR (Brazil)(b)	222,206
198,593	Gerdau SA, ADR (Brazil)	1,241,206
468,937	Vale SA, ADR (Brazil)	5,857,023
		7,320,435

	Communications - 0.7%
64,463	Telefonica Brasil SA, ADR (Brazil)	1,202,235

	Consumer, Cyclical - 0.0%*
15,984	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	77,842

	Consumer, Non-cyclical - 0.7%
29,108	Cia Brasileira de Distribuicao Grupo PAO de Acucar,
	ADR (Brazil)	1,237,963

	Energy - 2.9%
454,739	Petroleo Brasileiro SA, ADR (Brazil)	5,302,257

	Financial - 7.2%
467,836	Banco Bradesco SA, ADR (Brazil)(a)	5,497,073
558,168	Itau Unibanco Holding SA, ADR (Brazil)	7,434,798
		12,931,871

	Utilities - 0.6%
160,122	Cia Energetica de Minas Gerais, ADR (Brazil)(a)	927,106
22,499	Cia Paranaense de Energia, ADR (Brazil)(a)	242,314
		1,169,420

	Total Preferred Stocks - 16.2%
	(Cost $60,152,038)	29,242,023

	Total Long-Term Investments - 99.9%
	(Cost $238,431,227)	179,894,479

	Investments of Collateral for
	Securities Loaned - 5.9%
10,727,779	BNY Mellon Securities Lending Overnight Fund,
	0.1057%(d) (e)
	(Cost $10,727,779)	10,727,779

	Total Investments - 105.8%
	(Cost $249,159,006)	190,622,258
	Liabilities in excess of Other Assets - (5.8%)	(10,517,065)
	Net Assets - 100.0%	$180,105,193

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint Stock Company

JSFC - Joint Stock Financial Corp.

NV - Publicly Traded Company

OAO - Open Joint Stock Company

OJSC - Open Joint Stock Company

PLC - Public Limited Company

SA - Corporation

* Less than 0.1%

(a) Security, or portion thereof, was on loan at February 28, 2014.

(b) Non-income producing security.

(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014 these securities amounted to $1,262,443, which represents 0.7% of net assets.

(d)
At February 28, 2014, the total market value of the Fund’s securities on loan was $18,191,262 and the total market value of the collateral held by the Fund was $18,746,774, consisting of cash collateral of $10,727,779 and U.S. Government and Agency securities valued at $8,018,995.

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

EEB Guggenheim BRIC ETF continued

(e)	Interest rate shown reflects yield as of February 28, 2014.

% of Long-Term
Country Breakdown	Investments
China	32.7%
Brazil	29.9%
Russia	26.1%
India	11.3%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 31

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

DEF Guggenheim Defensive Equity ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 84.5%
	Basic Materials - 4.1%
15,705	LyondellBasell Industries NV (Netherlands)	$1,383,296
38,724	Potash Corp. of Saskatchewan, Inc. (Canada)	1,289,122
25,857	Sasol Ltd., ADR (South Africa)	1,320,000
44,731	Ternium SA, ADR (Luxembourg)	1,324,932
		5,317,350

	Communications - 16.9%
19,510	BT Group PLC, ADR (United Kingdom)	1,345,605
43,632	CenturyLink, Inc.	1,363,936
26,022	China Mobile Ltd., ADR (China)	1,237,346
26,702	China Telecom Corp. Ltd., ADR (China)(a)	1,154,861
41,731	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	1,262,363
56,221	Cisco Systems, Inc.	1,225,618
270,558	Frontier Communications Corp.(a)	1,320,323
86,739	KT Corp., ADR (South Korea)	1,221,285
70,036	Mobile TeleSystems OJSC, ADR (Russia)	1,206,020
79,846	NTT DoCoMo, Inc., ADR (Japan)	1,331,831
102,306	Orange SA, ADR (France)	1,271,664
33,745	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	1,323,816
9,019	Time Warner Cable, Inc.	1,265,817
26,177	Verizon Communications, Inc.	1,245,502
129,286	VimpelCom Ltd., ADR (Bermuda)	1,313,546
34,144	Vodafone Group PLC, ADR (United Kingdom)	1,419,381
168,819	Windstream Holdings, Inc.(a)	1,353,928
		21,862,842

	Consumer, Cyclical - 4.2%
24,967	Kohl’s Corp.	1,402,896
19,513	PetSmart, Inc.	1,308,542
22,236	Target Corp.	1,390,639
16,852	Wal-Mart Stores, Inc.	1,258,844
		5,360,921

	Consumer, Non-cyclical - 11.1%
19,461	AstraZeneca PLC, ADR (United Kingdom)	1,318,677
25,906	Dr Pepper Snapple Group, Inc.	1,349,962
26,027	General Mills, Inc.	1,302,131
24,079	GlaxoSmithKline PLC, ADR (United Kingdom)	1,346,979
12,574	Humana, Inc.	1,414,072
25,064	Lorillard, Inc.	1,229,640
22,905	Merck & Co., Inc.	1,305,356
15,673	Novartis AG, ADR (Switzerland)	1,303,680
15,550	PepsiCo, Inc.	1,245,089
16,108	Procter & Gamble Co.	1,267,055
23,929	Quest Diagnostics, Inc.	1,268,237
		14,350,878

	Energy - 5.2%
26,489	BP PLC, ADR (United Kingdom)	1,340,609
35,691	Ecopetrol SA, ADR (Colombia)(a)	1,225,272
18,061	Royal Dutch Shell PLC, ADR (United Kingdom)	1,316,105
51,889	Statoil ASA, ADR (Norway)	1,366,756
21,658	Total SA, ADR (France)	1,405,604
		6,654,346

	Financial - 14.0%
17,472	Alexandria Real Estate Equities, Inc., REIT	1,265,846
59,641	Brixmor Property Group, Inc., REIT(a)	1,316,873
32,982	Brookfield Asset Management, Inc. (Canada)	1,337,420
19,544	Camden Property Trust, REIT	1,303,585
23,638	Digital Realty Trust, Inc., REIT(a)	1,280,234
22,131	Equity Residential, REIT	1,294,000
39,832	Fidelity National Financial, Inc., Class A	1,316,846
31,410	HCP, Inc., REIT	1,217,766
21,267	Health Care REIT, Inc., REIT	1,249,224
12,665	PartnerRe Ltd. (Bermuda)	1,252,315
28,162	Rayonier, Inc., REIT	1,326,149
30,702	Realty Income Corp., REIT	1,363,783
15,254	Travelers Cos., Inc.	1,278,895
19,771	Ventas, Inc., REIT	1,234,303
		18,037,239

	Industrial - 2.9%
14,400	Deere & Co.	1,237,392
38,872	Republic Services, Inc.	1,325,924
29,683	Waste Management, Inc.	1,231,844
		3,795,160

	Technology - 6.1%
2,409	Apple, Inc.	1,267,712
41,845	Canon, Inc., ADR (Japan)(a)	1,306,401
51,454	Intel Corp.	1,274,001
41,575	Maxim Integrated Products, Inc.	1,359,919
24,517	Seagate Technology PLC (Ireland)	1,279,542
73,216	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,323,013
		7,810,588

	Utilities - 20.0%
26,072	AGL Resources, Inc.	1,226,427
25,271	American Electric Power Co., Inc.	1,268,604
53,150	CenterPoint Energy, Inc.	1,256,997
22,870	Consolidated Edison, Inc.	1,281,863
18,168	DTE Energy Co.	1,303,736
25,582	Edison International	1,339,729
19,619	Entergy Corp.	1,252,085
42,395	Exelon Corp.	1,289,232
39,613	FirstEnergy Corp.	1,219,288
19,162	National Grid PLC, ADR (United Kingdom)	1,337,508

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

DEF Guggenheim Defensive Equity ETF continued

Number
of Shares	Description	Value
	Utilities continued
13,597	NextEra Energy, Inc.	$1,242,630
28,188	Northeast Utilities	1,252,957
36,939	OGE Energy Corp.	1,329,804
64,102	Pepco Holdings, Inc.	1,307,040
29,691	PG&E Corp.	1,308,185
23,739	Pinnacle West Capital Corp.	1,321,075
40,450	PPL Corp.	1,306,130
37,006	Public Service Enterprise Group, Inc.	1,356,640
26,483	SCANA Corp.	1,310,909
29,893	Southern Co.	1,265,969
		25,776,808

	Total Common Stocks - 84.5%
	(Cost $104,720,899)	108,966,132

	Master Limited Partnerships - 15.1%

	Energy - 14.1%
22,123	Access Midstream Partners, LP	1,248,843
50,067	Boardwalk Pipeline Partners, LP	616,325
17,180	Buckeye Partners, LP, Class B	1,258,091
38,158	El Paso Pipeline Partners, LP	1,146,648
42,839	Enbridge Energy Partners, LP	1,178,929
30,210	Energy Transfer Equity, LP	1,318,667
18,824	Enterprise Products Partners, LP	1,263,279
15,546	Kinder Morgan Energy Partners, LP	1,154,601
18,932	Magellan Midstream Partners, LP	1,281,128
23,252	ONEOK Partners, LP	1,234,914
24,174	Plains All American Pipeline, LP	1,309,506
47,523	Plains GP Holdings, LP	1,330,644
27,610	Spectra Energy Partners, LP	1,317,549
15,986	Sunoco Logistics Partners, LP	1,322,682
24,675	Williams Partners, LP	1,224,127
		18,205,933

	Financial - 1.0%
21,102	Oaktree Capital Group LLC	1,301,571

	Total Master Limited Partnerships - 15.1%
	(Cost $17,050,635)	19,507,504

	Exchange Traded Fund - 0.2%
3,840	iShares S&P 500 Value Index Fund
	(Cost $324,441)	326,938

	Total Long-Term Investments - 99.8%
	(Cost $122,095,975)	128,800,574

	Investments of Collateral for
	Securities Loaned - 6.3%
8,104,418	BNY Mellon Securities Lending
	Overnight Fund, 0.1057%(b) (c)
	(Cost $8,104,418)	8,104,418

	Total Investments - 106.1%
	(Cost $130,200,393)	136,904,992
	Liabilities in excess of Other Assets - (6.1%)	(7,903,406)
	Net Assets - 100.0%	$129,001,586

ADR - American Depositary Receipt

AG - Stock Corporation

ASA - Stock Company

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

OJSC - Open Joint Stock Company

PLC - Public Limited Company

PT - Limited Liability Company

REIT - Real Estate Investment Trust

SA - Corporation

S&P - Standard & Poor’s

(a) Security, or portion thereof, was on loan at February 28, 2014.

(b) At February 28, 2014, the total market value of the Fund’s securities on loan was $7,876,556 and the total market value of the collateral held by the Fund was $8,104,418.

(c) Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	70.6%
United Kingdom	7.3%
France	2.1%
Japan	2.1%
Canada	2.0%
Taiwan	2.0%
Bermuda	2.0%
China	1.9%
Netherlands	1.1%
Norway	1.1%
Luxembourg	1.0%
Indonesia	1.0%
South Africa	1.0%
Switzerland	1.0%
Ireland	1.0%
Colombia	1.0%
South Korea	0.9%
Russia	0.9%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 33

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

NFO Guggenheim Insider Sentiment ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 97.6%
	Basic Materials - 5.8%
212,573	Alcoa, Inc.	$2,495,607
80,610	Cliffs Natural Resources, Inc.(a)	1,614,618
19,053	Ecolab, Inc.	2,052,961
155,855	Ferro Corp.(b)	2,044,818
74,199	Olin Corp.(a)	1,943,272
50,393	RPM International, Inc.	2,109,451
		12,260,727

	Communications - 8.7%
45,894	AOL, Inc.(b)	2,009,239
206,054	Calix, Inc.(b)	1,638,129
118,402	Corning, Inc.	2,281,607
323,467	Entravision Communications Corp.	2,144,586
291,215	Extreme Networks, Inc.(b)	1,668,662
30,632	Motorola Solutions, Inc.	2,027,838
89,684	Perficient, Inc.(b)	1,830,451
53,184	Ubiquiti Networks, Inc.(a) (b)	2,627,821
51,844	Yahoo!, Inc.(b)	2,004,808
		18,233,141

	Consumer, Cyclical - 17.5%
39,919	AutoNation, Inc.(b)	2,101,336
4,408	AutoZone, Inc.(b)	2,373,444
31,234	Cabela’s, Inc.(b)	2,071,439
38,103	Children’s Place Retail Stores, Inc.	2,064,039
42,416	Choice Hotels International, Inc.	2,071,173
69,779	Delta Air Lines, Inc.	2,317,361
42,426	Fastenal Co.	2,002,083
49,270	General Motors Co.	1,783,574
24,452	Genuine Parts Co.	2,153,977
29,698	G-III Apparel(b)	2,063,714
25,316	Home Depot, Inc.	2,076,671
68,380	La-Z-Boy, Inc.	1,746,425
39,282	Marriott Vacations Worldwide Corp.(b)	2,059,948
375,270	Office Depot, Inc.(b)	1,850,081
40,248	Oshkosh Corp.	2,327,542
25,275	Starbucks Corp.	1,793,514
72,854	Texas Roadhouse, Inc.	1,926,988
34,866	Williams-Sonoma, Inc.	2,030,596
		36,813,905

	Consumer, Non-cyclical - 18.3%
325,032	ACCO Brands Corp.(b)	1,924,189
50,772	Adt Corp.	1,559,208
195,082	Albany Molecular Research, Inc.(b)	3,043,279
11,853	Celgene Corp.(b)	1,905,370
57,742	CoreLogic, Inc.(b)	1,882,389
30,581	Endo International PLC(b)	2,440,975
35,705	Forest Laboratories, Inc.(b)	3,483,737
31,711	Global Payments, Inc.	2,230,235
27,688	Herbalife Ltd. (Cayman Islands)	1,844,021
29,466	Ingredion, Inc.	1,940,041
101,063	K12, Inc.(b)	2,287,056
28,064	Keurig Green Mountain, Inc.	3,080,866
38,224	Mallinckrodt PLC (Ireland)(b)	2,587,383
23,573	Mead Johnson Nutrition Co.	1,922,378
27,447	Moody’s Corp.	2,168,313
60,865	On Assignment, Inc.(b)	2,093,756
241,342	ServiceSource International, Inc.(b)	2,201,039
		38,594,235

	Energy - 6.9%
134,705	Alon USA Energy, Inc.	1,803,700
76,390	Chesapeake Energy Corp.	1,979,265
22,987	EQT Corp.	2,351,340
333,093	Hercules Offshore, Inc.(b)	1,585,523
351,081	Midstates Petroleum Co., Inc.(a) (b)	1,548,267
44,213	Murphy USA, Inc.(b)	1,793,279
162,387	Swift Energy Co.(a) (b)	1,623,870
34,751	Tesoro Corp.	1,772,649
		14,457,893

	Financial - 20.5%
129,263	AG Mortgage Investment Trust, Inc., REIT	2,370,683
63,632	American Assets Trust, Inc., REIT	2,104,310
201,319	Annaly Capital Management, Inc., REIT	2,250,746
6,658	BlackRock, Inc.	2,029,625
168,355	Capstead Mortgage Corp., REIT	2,170,096
263,425	CYS Investments, Inc., REIT	2,318,140
63,590	Employers Holdings, Inc.	1,250,815
35,597	Endurance Specialty Holdings Ltd. (Bermuda)	1,856,028
99,564	Fifth Third Bancorp	2,160,041
132,753	Genworth Financial, Inc., Class A(b)	2,062,982
120,238	Hercules Technology Growth Capital, Inc.	1,892,546
160,957	JAVELIN Mortgage Investment Corp., REIT	2,333,876
35,662	JPMorgan Chase & Co.	2,026,315
38,978	Lincoln National Corp.	1,953,967
33,398	Macerich Co., REIT	2,008,222
30,641	MarketAxess Holdings, Inc.	1,809,045
32,524	MID-America Apartment Communities, Inc., REIT	2,199,923
47,982	Ryman Hospitality Properties, Inc., REIT(a)	2,024,361
13,107	Simon Property Group, Inc., REIT	2,114,028
30,077	Sovran Self Storage, Inc., REIT	2,225,397
32,079	UMB Financial Corp.	1,999,805
		43,160,951

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

NFO Guggenheim Insider Sentiment ETF continued

Number
of Shares	Description	Value
	Industrial - 9.2%
33,423	AGCO Corp.	$1,754,039
99,862	Calgon Carbon Corp.(b)	2,010,222
47,249	Fortune Brands Home & Security, Inc.	2,208,418
74,117	General Electric Co.	1,887,760
22,934	Honeywell International, Inc.	2,165,887
48,772	ITT Corp.	2,141,091
93,687	Masco Corp.	2,187,591
16,683	Parker Hannifin Corp.	2,011,136
40,263	Trinity Industries, Inc.	2,891,286
		19,257,430

	Technology - 8.7%
150,164	Cadence Design Systems, Inc.(b)	2,302,014
51,952	Envestnet, Inc.(b)	2,173,672
58,057	iGATE Corp.(b)	1,965,229
57,250	Lexmark International, Inc., Class A	2,412,515
167,793	Logitech International SA (Switzerland)(a)	2,657,841
381,666	Silicon Image, Inc.(b)	2,309,079
80,127	VeriFone Systems, Inc.(b)	2,319,677
23,137	VMware, Inc., Class A(b)	2,222,309
		18,362,336

	Utilities - 2.0%
70,783	Exelon Corp.	2,152,511
46,593	NorthWestern Corp.	2,140,483
		4,292,994

	Total Common Stocks - 97.6%
	(Cost $179,500,209)	205,433,612

	Master Limited Partnerships - 2.1%

	Consumer, Cyclical - 1.1%
42,044	Cedar Fair, LP	2,236,741

	Energy - 1.0%
40,377	Genesis Energy, LP	2,220,735

	Total Master Limited Partnerships - 2.1%
	(Cost $3,494,594)	4,457,476

	Exchange Traded Fund - 0.2%
4,190	iShares Core S&P Small-Capital ETF
	(Cost $447,454)	459,727

	Total Long-Term Investments - 99.9%
	(Cost $183,442,257)	210,350,815

	Investments of Collateral for
	Securities Loaned - 5.4%
11,325,706	BNY Mellon Securities Lending Overnight Fund,
	0.1057%(c) (d)
	(Cost $11,325,706)	11,325,706

	Total Investments - 105.3%
	(Cost $194,767,963)	221,676,521
	Liabilities in excess of Other Assets - (5.3%)	(11,148,292)
	Net Assets - 100.0%	$210,528,229

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

S&P - Standard & Poor’s

(a) Security, or portion thereof, was on loan at February 28, 2014.

(b) Non-income producing security.

(c) At February 28, 2014, the total market value of the Fund’s securities on loan was $11,051,725 and the total market value of the collateral held by the Fund was $11,325,706.

(d) Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	95.7%
Switzerland	1.3%
Ireland	1.2%
Bermuda	0.9%
Cayman Islands	0.9%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 35

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CZA Guggenheim Mid-Cap Core ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 87.0%
	Basic Materials - 5.0%
28,002	Celanese Corp., Series A	$1,495,027
32,598	MeadWestvaco Corp.	1,220,143
13,650	Reliance Steel & Aluminum Co.	945,672
23,716	RPM International, Inc.	992,752
11,882	Westlake Chemical Corp.	1,584,227
		6,237,821

	Communications - 4.4%
29,145	Amdocs Ltd. (Channel Islands)	1,296,369
30,092	CDW Corp.	787,508
33,141	CommScope Holding Co., Inc.(a)	801,681
122,632	Symantec Corp.	2,634,135
		5,519,693

	Consumer, Cyclical - 9.0%
21,213	Brookfield Residential Properties, Inc. (Canada)(a)	471,989
62,133	Burger King Worldwide, Inc.	1,651,495
20,244	Cinemark Holdings, Inc.	595,578
22,679	Copart, Inc.(a)	826,196
27,559	Ingram Micro, Inc., Class A(a)	811,613
15,885	Penske Automotive Group, Inc.	687,662
16,469	Ralph Lauren Corp.	2,652,827
39,138	Royal Caribbean Cruises Ltd. (Liberia)	2,071,574
26,490	Tim Hortons, Inc. (Canada)	1,437,082
		11,206,016

	Consumer, Non-cyclical - 13.4%
29,488	Beam, Inc.	2,446,325
38,188	Brown-Forman Corp., Class B	3,200,154
38,208	CareFusion Corp.(a)	1,548,570
21,590	Equifax, Inc.	1,512,595
40,338	Genpact Ltd. (Bermuda)(a)	672,838
13,875	Ingredion, Inc.	913,530
30,681	SEI Investments Co.	1,029,961
36,689	Service Corp. International	685,717
12,697	Towers Watson & Co., Class A	1,385,243
15,726	VCA Antech, Inc.(a)	487,034
89,673	Zoetis, Inc.	2,781,657
		16,663,624

	Energy - 0.4%
18,379	MRC Global, Inc.(a)	472,708

	Financial - 21.5%
15,955	American Financial Group, Inc.	911,988
23,667	Arthur J Gallagher & Co.	1,093,415
11,723	Aspen Insurance Holdings Ltd. (Bermuda)	440,316
20,467	Axis Capital Holdings Ltd. (Bermuda)	899,934
18,020	BankUnited, Inc.	603,310
12,099	BOK Financial Corp.	783,168
26,114	Brown & Brown, Inc.	786,031
35,519	CIT Group, Inc.	1,729,065
48,914	CNA Financial Corp.	2,029,442
4,196	Credit Acceptance Corp.(a)	579,636
24,373	East West Bancorp, Inc.	869,872
14,807	Equity Lifestyle Properties, Inc., REIT	595,982
9,428	Erie Indemnity Co., Class A	684,284
62,698	First Niagara Financial Group, Inc.	568,671
23,672	First Republic Bank	1,230,234
18,024	HCC Insurance Holdings, Inc.	791,254
46,710	ING US, Inc.	1,675,488
17,805	LPL Financial Holdings, Inc.	955,772
2,482	Markel Corp.(a)	1,434,596
9,934	Mercury General Corp.	450,010
9,402	PartnerRe Ltd. (Bermuda)	929,670
11,134	ProAssurance Corp.	506,152
243,850	Regions Financial Corp.	2,594,564
12,561	Reinsurance Group of America, Inc.	967,071
8,020	RenaissanceRe Holdings Ltd. (Bermuda)	765,990
20,055	Springleaf Holdings, Inc.(a)	564,949
32,176	Willis Group Holdings PLC (Ireland)	1,324,364
		26,765,228

	Industrial - 17.5%
17,571	AECOM Technology Corp.(a)	561,218
43,818	AMETEK, Inc.	2,332,870
28,409	Amphenol Corp., Class A	2,500,560
19,630	Berry Plastics Group, Inc.(a)	477,598
10,424	Crane Co.	744,482
24,800	Crown Holdings, Inc.(a)	1,116,496
107,670	Flextronics International Ltd. (Singapore)(a)	963,646
11,008	Graco, Inc.	858,954
17,592	Hexcel Corp.(a)	791,640
16,478	ITT Corp.	723,384
11,599	Nordson Corp.	848,583
35,273	Pentair Ltd. (Switzerland)	2,850,411
20,726	Progressive Waste Solutions Ltd. (Canada)	523,539
64,663	Republic Services, Inc.	2,205,655
12,735	Rock-Tenn Co., Class A	1,421,481
10,374	Snap-On, Inc.	1,163,652
6,644	Teledyne Technologies, Inc.(a)	650,979
17,288	Timken Co.	1,043,504
		21,778,652

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CZA Guggenheim Mid-Cap Core ETF continued

Number
of Shares	Description	Value
	Technology - 11.5%
34,896	Check Point Software Technologies Ltd. (Israel)(a)	$2,352,688
33,429	Citrix Systems, Inc.(a)	2,007,412
52,485	Fidelity National Information Services, Inc.	2,918,691
50,729	Maxim Integrated Products, Inc.	1,659,346
77,242	ON Semiconductor Corp.(a)	721,440
14,923	SS&C Technologies Holdings, Inc.(a)	577,222
27,605	Synopsys, Inc.(a)	1,115,242
7,440	Syntel, Inc.(a)	702,038
214,791	Xerox Corp.	2,360,553
		14,414,632

	Utilities - 4.3%
20,162	Alliant Energy Corp.	1,093,587
32,072	American Water Works Co., Inc.	1,438,109
34,208	MDU Resources Group, Inc.	1,161,704
19,997	Pinnacle West Capital Corp.	1,112,833
14,901	Vectren Corp.	573,241
		5,379,474

	Total Common Stocks - 87.0%
	(Cost $100,279,462)	108,437,848

	Master Limited Partnerships - 12.8%

	Consumer, Cyclical - 2.4%
10,187	Cedar Fair, LP	541,949
21,606	Icahn Enterprises, LP	2,403,019
		2,944,968

	Energy - 7.4%
10,267	Alliance Holdings GP, LP	638,607
6,449	Alliance Resource Partners, LP(b)	555,646
21,547	Buckeye Partners, LP, Class B	1,577,887
39,731	Magellan Midstream Partners, LP	2,688,597
60,497	Plains All American Pipeline, LP	3,277,122
10,909	Suburban Propane Partners, LP	469,960
		9,207,819

	Financial - 2.2%
24,053	Lazard Ltd., Class A (Bermuda)	1,082,144
26,951	Oaktree Capital Group LLC	1,662,338
		2,744,482

	Utilities - 0.8%
26,058	Brookfield Infrastructure Partners, LP (Bermuda)	974,569

	Total Master Limited Partnerships - 12.8%
	(Cost $13,353,067)	15,871,838

	Exchange Traded Fund - 0.2%
1,420	iShares Russell Mid-Cap ETF
	(Cost $220,743)	221,009

	Total Long-Term Investments - 100.0%
	(Cost $113,853,272)	124,530,695

	Investments of Collateral for
	Securities Loaned - 0.0%*
9,048	BNY Mellon Securities Lending Overnight Fund,
	0.1057%(c) (d)
	(Cost $9,048)	9,048

	Total Investments - 100.0%
	(Cost $113,862,320)	124,539,743
	Other Assets in excess of Liabilities - 0.0%*	58,602
	Net Assets - 100.0%	$124,598,345

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Less than 0.1%.

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	At February 28, 2014, the total market value of the Fund’s securities on loan was $8,870 and the total market value of the collateral held by the Fund was $9,048.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	84.7%
Bermuda	4.6%
Switzerland	2.3%
Canada	1.9%
Israel	1.9%
Liberia	1.7%
Ireland	1.1%
Channel Islands	1.0%
Singapore	0.8%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 37

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.0%
	Convertible Preferred Stock - 0.4%
	Financial - 0.4%
5,146	Wells Fargo & Co., Series L, 7.50%(a)	$6,061,988
	(Cost $5,889,399)

	Common Stocks - 75.2%

	Basic Materials - 7.4%
436,104	Freeport-McMoRan Copper & Gold, Inc.	14,225,712
2,437,573	IAMGOLD Corp. (Canada)	9,043,396
332,869	International Paper Co.	16,273,965
204,086	LyondellBasell Industries NV (Netherlands)	17,975,895
611,706	Newmont Mining Corp.	14,228,282
207,330	Olin Corp.(b)	5,429,973
994,235	Pan American Silver Corp. (Canada)	14,008,771
503,360	Potash Corp. of Saskatchewan, Inc. (Canada)	16,756,854
420,651	Teck Resources Ltd., Class B (Canada)(b)	9,351,072
		117,293,920

	Communications - 5.4%
734,062	Cisco Systems, Inc.	16,002,552
434,137	CTC Media, Inc.	4,584,487
392,591	Gannett Co., Inc.	11,679,582
155,138	KT Corp., ADR (South Korea)	2,184,343
755,441	Mobile Telesystems OJSC, ADR (Russia)	13,008,694
1,942,787	Oi SA, ADR (Brazil)(b)	2,953,036
117,168	Rogers Communications, Inc., Class B (Canada)	4,530,887
1	Verizon Communications, Inc.	54
1,290,227	VimpelCom Ltd., ADR (Bermuda)	13,108,706
414,089	Vodafone Group PLC, ADR (United Kingdom)	17,213,683
		85,266,024

	Consumer, Cyclical - 3.8%
645,282	American Eagle Outfitters, Inc.	9,375,947
156,452	Cinemark Holdings, Inc.	4,602,818
194,447	Darden Restaurants, Inc.	9,928,464
194,257	Hasbro, Inc.	10,715,216
230,990	Mattel, Inc.	8,618,237
361,743	MDC Holdings, Inc.	11,282,764
139,597	Six Flags Entertainment Corp.	5,695,558
		60,219,004

	Consumer, Non-cyclical - 15.5%
322,539	AbbVie, Inc.	16,420,461
420,568	Altria Group, Inc.	15,249,796
282,321	AstraZeneca PLC, ADR (United Kingdom)	19,130,071
154,981	B&G Foods, Inc.	4,643,231
35,908	British American Tobacco PLC, ADR (United Kingdom)	3,906,431
268,200	Campbell Soup Co.	11,615,742
112,216	Clorox Co.	9,794,213
478,680	ConAgra Foods, Inc.	13,594,512
214,658	Dr Pepper Snapple Group, Inc.	11,185,828
303,974	Eli Lilly & Co.	18,119,890
312,872	General Mills, Inc.	15,652,986
295,679	GlaxoSmithKline PLC, ADR (United Kingdom)	16,540,283
167,558	Kellogg Co.	10,169,095
317,968	Kindred Healthcare, Inc.	6,887,187
314,545	Merck & Co., Inc.	17,925,920
550,103	PDL BioPharma, Inc.	4,714,383
485,946	Pfizer, Inc.	15,603,726
180,795	Philip Morris International, Inc.	14,628,123
88,004	Scotts Miracle-Gro Co., Class A	5,025,908
936,469	Western Union Co.	15,667,126
		246,474,912

	Energy - 12.5%
371,750	Baytex Energy Corp. (Canada)(b)	13,539,135
126,072	Chevron Corp.	14,539,884
214,494	ConocoPhillips	14,263,851
137,113	Ecopetrol SA, ADR (Colombia)(b)	4,707,089
931,972	Enerplus Corp. (Canada)(b)	18,471,685
84,760	ENI SpA, ADR (Italy)(b)	4,063,395
942,117	EXCO Resources, Inc.(b)	4,917,851
434,598	Kinder Morgan, Inc.	13,841,946
2,687,672	Pengrowth Energy Corp. (Canada)(b)	18,114,909
1,976,330	Penn West Petroleum Ltd. (Canada)(b)	16,245,433
231,245	Royal Dutch Shell PLC, ADR (United Kingdom)	16,850,823
245,141	Seadrill Ltd. (Bermuda)	9,060,411
1,443,138	Talisman Energy, Inc. (Canada)	14,878,753
258,236	Total SA, ADR (France)(b)	16,759,516
436,006	Williams Cos., Inc.	18,007,048
		198,261,729

	Financial - 16.3%
274,025	Aircastle Ltd. (Bermuda)	5,398,292
388,258	American Capital Mortgage Investment Corp., REIT	7,831,164
1,187,373	American Realty Capital Properties, Inc., REIT	17,442,509
1,530,647	Annaly Capital Management, Inc., REIT	17,112,633
1,790,579	Banco Santander SA, ADR (Spain)(b)	16,204,740
73,923	Bank of Montreal (Canada)(b)	4,876,700
82,573	Bank of Nova Scotia (Canada)(b)	4,725,653
1,089,336	Chambers Street Properties, REIT	8,616,648
197,773	Cincinnati Financial Corp.	9,271,598
279,158	Colony Financial, Inc., REIT	6,303,388
1,804,746	CYS Investments, Inc., REIT	15,881,765
184,502	EPR Properties, REIT	9,826,576
190,872	Federated Investors, Inc., Class B(b)	5,229,893
378,726	Geo Group, Inc., REIT	12,206,339
216,815	Government Properties Income Trust, REIT	5,400,862

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value
	Financial continued
224,741	Home Loan Servicing Solutions Ltd. (Cayman Islands)	$4,611,685
431,614	Hospitality Properties Trust, REIT	11,437,771
585,242	Medical Properties Trust, Inc., REIT	7,719,342
472,316	National Penn Bancshares, Inc.	5,101,013
993,040	New Residential Investment Corp., REIT	6,345,526
356,403	Northwest Bancshares, Inc.	5,114,383
489,872	Omega Healthcare Investors, Inc., REIT	15,656,309
76,593	Royal Bank of Canada (Canada)(b)	4,981,609
708,489	Starwood Property Trust, Inc., REIT	17,017,906
224,348	Toronto-Dominion Bank (Canada)(b)	10,169,695
182,878	Trustmark Corp.	4,412,846
580,005	Umpqua Holdings Corp.	10,306,689
131,078	Validus Holdings Ltd. (Bermuda)	4,824,981
275,709	Western Asset Mortgage Capital Corp., REIT(b)	4,540,927
		258,569,442

	Industrial - 3.3%
346,470	Leggett & Platt, Inc.	11,104,363
110,225	Lockheed Martin Corp.	17,889,518
298,690	Republic Services, Inc.	10,188,316
66,936	Sturm Ruger & Co., Inc.(b)	4,266,501
93,748	TAL International Group, Inc.(c)	4,153,036
161,631	Textainer Group Holdings Ltd. (Bermuda)(b)	5,894,683
		53,496,417

	Technology - 6.0%
316,635	CA, Inc.	10,607,273
657,523	Intel Corp.	16,280,269
289,911	Lexmark International, Inc., Class A	12,216,850
366,642	Maxim Integrated Products, Inc.	11,992,860
414,929	Microsoft Corp.	15,895,930
440,545	Pitney Bowes, Inc.	11,211,870
322,291	Seagate Technology PLC (Ireland)	16,820,367
		95,025,419

	Utilities - 5.0%
136,370	CPFL Energia SA, ADR (Brazil)	1,961,001
219,884	Duke Energy Corp.	15,585,378
573,240	Exelon Corp.	17,432,228
101,972	IDACORP, Inc.	5,729,807
160,175	National Grid PLC, ADR (United Kingdom)	11,180,215
113,834	New Jersey Resources Corp.	5,123,668
326,475	NiSource, Inc.	11,367,860
248,589	Wisconsin Energy Corp.	10,927,972
		79,308,129

	Total Common Stocks - 75.2%
	(Cost $1,160,833,560)	1,193,914,996

	Preferred Stocks - 0.5%

	Financial - 0.5%
59,940	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)(a)	1,552,446
285,958	Wells Fargo & Co., 5.85%(a)	7,088,899
	(Cost $8,492,680)	8,641,345

	Master Limited Partnerships - 10.1%

	Energy - 10.1%
183,295	Buckeye Partners, LP, Class B	13,422,693
670,477	Crestwood Midstream Partners, LP	15,011,980
474,082	Enbridge Energy Partners, LP	13,046,737
245,955	Energy Transfer Partners, LP	13,657,881
138,870	Enterprise Products Partners, LP	9,319,566
158,598	Kinder Morgan Energy Partners, LP	11,779,073
645,513	Linn Energy, LLC(b)	20,572,499
138,051	MarkWest Energy Partners, LP	8,814,556
399,638	Northern Tier Energy, LP	9,663,247
333,700	NuStar Energy, LP	16,658,304
176,147	Plains All American Pipeline, LP	9,541,883
793,510	SandRidge Mississippian Trust I	6,324,275
269,496	Williams Partners, LP	13,369,697
	(Cost $153,324,675)	161,182,391

	Royalty Trusts - 3.1%

	Energy - 3.1%
221,197	BP Prudhoe Bay Royalty Trust(b)	17,806,359
788,798	Enduro Royalty Trust	9,812,647
1,037,751	Pacific Coast Oil Trust	14,227,566
381,968	San Juan Basin Royalty Trust	6,611,866
	(Cost $49,332,934)	48,458,438

	Closed End Funds - 9.7%
815,696	AllianceBernstein Global High Income Fund, Inc.	12,104,929
37,319	Babson Capital Global Short Duration High Yield Fund	899,761
756,150	BlackRock Corporate High Yield Fund, Inc.(b)	9,459,436
158,502	Brookfield Total Return Fund, Inc.	3,821,483
158,922	Cohen & Steers Select Preferred and Income Fund, Inc.(b)	3,942,855
293,835	DoubleLine Opportunistic Credit Fund(b)	6,816,972
487,796	Flaherty & Crumrine Preferred Securities Income
	Fund, Inc.(b)	9,019,348
388,775	John Hancock Preferred Income Fund	7,468,368
278,602	John Hancock Preferred Income Fund II(b)	5,385,377
365,900	John Hancock Preferred Income Fund III(b)	6,202,005
114,444	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,477,472
620,564	Nuveen Floating Rate Income Opportunity Fund	7,496,413
52,555	Nuveen Long/Short Commodity Total Return Fund	897,114
47,751	Nuveen Preferred & Income Term Fund	1,104,481
41,945	PIMCO Dynamic Income Fund	1,316,654
224,584	PIMCO Income Opportunity Fund(b)	6,398,398
668,703	PIMCO Income Strategy Fund II(b)	6,974,572

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 39

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value
	Closed End Funds continued
70,342	Prudential Short Duration High Yield Fund, Inc.	$1,280,224
350,232	Stone Harbor Emerging Markets Income Fund	6,188,599
591,830	Templeton Emerging Markets Income Fund(b)	8,232,355
1,478,809	Templeton Global Income Fund(b)	11,712,167
668,529	Wells Fargo Advantage Global Dividend Opportunity Fund(b)	5,154,359
934,638	Wells Fargo Advantage Income Opportunities Fund(b)	8,832,329
440,278	Western Asset Global High Income Fund, Inc.	5,441,836
1,161,945	Western Asset High Income Fund II, Inc.(b)	10,829,327
328,075	Western Asset High Yield Defined Opportunity Fund, Inc.(b)	5,925,035
	(Cost $154,828,255)	154,381,869

	Total Long-Term Investments - 99.0%
	(Cost $1,532,701,503)	1,572,641,027

	Investments of Collateral for
	Securities Loaned - 5.0%
79,360,898	BNY Mellon Securities Lending Overnight
	Fund, 0.1057%(d) (e)
	(Cost $79,360,898)	79,360,898

	Total Investments - 104.0%
	(Cost $1,612,062,401)	1,652,001,925
	Liabilities in excess of Other Assets - (4.0%)	(64,097,451)
	Net Assets - 100.0%	$1,587,904,474

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

OJSC - Open Joint Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

(a) Perpetual maturity.

(b) Security, or portion thereof, was on loan at February 28, 2014.

(c) Non-income producing security.

(d)
At February 28, 2014, the total market value of the Fund’s securities on loan was $78,540,241 and the total market value of the collateral held by the Fund was $80,496,681, consisting of cash collateral of $79,360,898 and U.S. Government and Agency securities valued at $1,135,783.

(e) Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	75.5%
Canada	10.2%
United Kingdom	5.5%
Bermuda	2.4%
Netherlands	1.1%
Ireland	1.1%
France	1.1%
Spain	1.0%
Russia	0.8%
Brazil	0.3%
Columbia	0.3%
Cayman Islands	0.3%
Italy	0.3%
South Korea	0.1%

Subject to change daily.

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

RYJ Guggenheim Raymond James SB-1 Equity ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 97.5%
	Basic Materials - 0.8%
17,705	Praxair, Inc.	$2,308,201

	Communications - 10.0%
6,482	Amazon.com, Inc.(a)	2,347,132
240,714	Brightcove, Inc.(a)	2,334,926
43,808	Comcast Corp, Class A	2,264,436
45,624	Ctrip.com International Ltd., ADR (Cayman Islands)(a)	2,464,152
102,977	CyrusOne, Inc., REIT	2,288,149
55,468	DigitalGlobe, Inc.(a)	1,723,945
12,064	Equinix, Inc.(a)	2,291,677
90,700	Finisar Corp.(a)	2,149,590
46,888	HomeAway, Inc.(a)	2,150,753
74,836	KVH Industries, Inc.(a)	967,629
202,457	Premiere Global Services, Inc.(a)	2,289,789
380,456	RF Micro Devices, Inc.(a)	2,693,628
22,856	SBA Communications Corp., Class A(a)	2,175,206
		28,141,012

	Consumer, Cyclical - 22.2%
17,777	Advance Auto Parts, Inc.	2,264,079
4,209	AutoZone, Inc.(a)	2,266,294
34,815	Bed Bath & Beyond, Inc.(a)	2,361,153
99,935	Bloomin’ Brands, Inc.(a)	2,512,366
275,853	Callaway Golf Co.	2,322,682
79,036	Cinemark Holdings, Inc.	2,325,239
16,204	Copa Holdings SA, Class A (Panama)	2,194,994
61,731	Culp, Inc.	1,190,174
27,976	DineEquity, Inc.	2,342,990
132,503	Dixie Group, Inc.(a)	1,987,545
44,013	Dollar Tree, Inc.(a)	2,410,592
91,765	Ethan Allen Interiors, Inc.	2,306,055
35,260	Harley-Davidson, Inc.	2,329,276
50,468	iRobot Corp.(a)	2,115,619
150,466	Latam Airlines Group SA, ADR (Chile)(b)	2,317,176
89,063	La-Z-Boy, Inc.	2,274,669
15,537	Mohawk Industries, Inc.(a)	2,198,952
71,284	Newell Rubbermaid, Inc.	2,288,929
118,100	Pier 1 Imports, Inc.	2,234,452
17,515	Polaris Industries, Inc.	2,347,535
30,696	Red Robin Gourmet Burgers, Inc.(a)	2,392,139
119,595	Regal Entertainment Group, Class A	2,200,548
40,161	Ryanair Holdings PLC, ADR (Ireland)(a)	2,279,538
129,203	Select Comfort Corp.(a)	2,333,406
45,838	Tempur Sealy International, Inc.(a)	2,377,617
86,054	Texas Roadhouse, Inc.	2,276,128
60,660	Toll Brothers, Inc.(a)	2,366,347
104,497	WCI Communities, Inc.(a)	2,108,750
		62,925,244

	Consumer, Non-cyclical - 9.0%
63,250	Alere, Inc.(a)	2,323,805
98,417	Capital Senior Living Corp.(a)	2,501,760
54,468	CareFusion Corp.(a)	2,207,588
107,823	Carriage Services, Inc.	2,202,824
31,812	Covidien PLC (Ireland)	2,288,873
71,329	Fresh Market, Inc.(a)	2,389,522
12,769	McKesson Corp.	2,260,752
148,982	Merit Medical Systems, Inc.(a)	2,248,138
124,726	Service Corp. International	2,331,129
30,859	UnitedHealth Group, Inc.	2,384,475
86,348	Xoom Corp.(a)	2,420,334
		25,559,200

	Energy - 3.3%
39,339	Antero Resources Corp.(a)	2,373,715
36,490	Cameron International Corp.(a)	2,337,549
19,787	Chevron Corp.	2,282,035
72,351	LinnCo, LLC	2,205,982
		9,199,281

	Financial - 25.9%
42,408	Allstate Corp.	2,301,058
122,702	American Residential Properties, Inc., REIT(a) (b)	2,233,176
26,831	American Tower Corp., REIT	2,185,922
60,987	BB&T Corp.	2,305,309
47,112	Citigroup, Inc.	2,291,057
20,278	ConnectOne Bancorp, Inc.(a)	963,205
29,722	Crown Castle International Corp., REIT	2,255,900
128,911	EverBank Financial Corp.	2,310,085
107,260	Fidus Investment Corp.(b)	2,251,387
38,603	First Financial Holdings, Inc.	2,364,048
90,928	Health Insurance Innovations, Inc., Class A(a)	1,144,784
95,757	Hilltop Holdings, Inc.(a)	2,347,004
253,353	Huntington Bancshares, Inc.	2,414,454
39,380	JPMorgan Chase & Co.	2,237,572
164,067	Lakeland Bancorp, Inc.	1,853,957
61,284	Lakeland Financial Corp.	2,328,792
45,899	Meta Financial Group, Inc.	1,960,346
57,434	NASDAQ OMX Group, Inc.	2,204,891
145,540	New York Community Bancorp, Inc.	2,325,729
51,722	Primerica, Inc.	2,318,180
82,304	PrivateBancorp, Inc.	2,375,293
26,838	Prudential Financial, Inc.	2,269,958
221,869	Regions Financial Corp.	2,360,686
43,260	Silvercrest Asset Management Group, Inc., Class A	727,201

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 41

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

Number
of Shares	Description	Value
	Financial continued
31,481	Sovran Self Storage, Inc., REIT	$2,329,279
19,091	SVB Financial Group(a)	2,403,748
38,309	Texas Capital Bancshares, Inc.(a)	2,411,552
91,691	Trico Bancshares	2,291,358
142,342	United Community Banks, Inc.(a)	2,375,688
56,239	US Bancorp	2,313,672
64,026	VantageSouth Bancshares, Inc.(a) (b)	386,717
49,694	Wells Fargo & Co.	2,306,795
74,467	Weyerhaeuser Co., REIT	2,197,521
51,795	Wintrust Financial Corp.	2,397,073
86,061	Yadkin Financial Corp.(a)	1,652,371
		73,395,768

	Industrial - 10.8%
126,114	Applied Optoelectronics, Inc.(a)	2,983,857
71,171	Arkansas Best Corp.	2,367,147
17,050	FedEx Corp.	2,273,277
70,530	FLIR Systems, Inc.	2,407,894
23,494	Genesee & Wyoming, Inc., Class A(a)	2,324,027
121,323	Jabil Circuit, Inc.	2,245,689
104,782	Knight Transportation, Inc.	2,250,717
116,163	Marten Transport Ltd.	2,264,017
188,020	PGT, Inc.(a)	2,179,152
91,248	Progressive Waste Solutions Ltd. (Canada)	2,304,924
31,577	Ryder System, Inc.	2,378,380
93,313	Swift Transportation Co.(a)	2,273,105
12,748	Union Pacific Corp.	2,299,484
		30,551,670

	Technology - 14.7%
63,604	Altera Corp.	2,309,461
44,114	Analog Devices, Inc.	2,241,873
215,543	Applied Micro Circuits Corp.(a)	2,470,123
35,090	Benefitfocus, Inc.(a) (b)	2,273,130
65,459	Bottomline Technologies de, Inc.(a)	2,336,232
89,027	EMC Corp.	2,347,642
85,923	International Rectifier Corp.(a)	2,315,625
30,704	Intuit, Inc.	2,399,518
72,445	Maxim Integrated Products, Inc.	2,369,676
88,958	Micron Technology, Inc.(a)	2,151,894
97,949	Microsemi Corp.(a)	2,258,704
120,741	NVIDIA Corp.	2,219,220
35,987	Salesforce.com, Inc.(a)	2,244,509
33,803	ServiceNow, Inc.(a)	2,300,632
68,053	Skyworks Solutions, Inc.	2,413,159
70,333	Synchronoss Technologies, Inc.(a)	2,418,049
115,220	Tangoe, Inc.(a)	2,191,484
23,664	VMware, Inc., Class A(a)	2,272,927
		41,533,858

	Utilities - 0.8%
102,326	EnerNOC, Inc.(a)	2,219,451

	Total Common Stocks - 97.5%
	(Cost $247,098,095)	275,833,685

	Master Limited Partnerships - 2.5%

	Energy - 1.7%
34,487	Enterprise Products Partners, LP	2,314,422
104,014	Memorial Production Partners, LP	2,323,673
		4,638,095

	Financial - 0.8%
51,001	Lazard Ltd., Class A (Bermuda)	2,294,535

	Total Master Limited Partnerships - 2.5%
	(Cost $6,067,686)	6,932,630

	Total Long-Term Investments - 100.0%
	(Cost $253,165,781)	282,766,315

	Investments of Collateral for
	Securities Loaned - 1.4%
3,966,275	BNY Mellon Securities Lending Overnight
	Fund, 0.1057%(c) (d)
	(Cost $3,966,275)	3,966,275

	Total Investments - 101.4%
	(Cost $257,132,056)	286,732,590
	Liabilities in excess of Other Assets - (1.4%)	(3,870,757)
	Net Assets - 100.0%	$282,861,833

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 28, 2014.

(c) At February 28, 2014, the total market value of the Fund’s securities on loan was $3,869,850 and the total market value of the collateral held by the Fund was $3,966,275.

(d) Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	94.3%
Ireland	1.6%
Cayman Islands	0.9%
Chile	0.8%
Canada	0.8%
Bermuda	0.8%
Panama	0.8%
Subject to change daily.

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

CSD Guggenheim Spin-Off ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 95.4%
	Basic Materials - 2.4%
611,906	NovaCopper, Inc. (Canada)(a) (b)	$777,120
2,175,272	Sibanye Gold Ltd., ADR (South Africa)	17,423,929
		18,201,049

	Communications - 19.3%
496,084	AMC Networks, Inc., Class A(a)	37,712,306
213,454	Liberty Media Corp., Class A(a)	29,277,351
244,002	Lumos Networks Corp.	3,542,909
1,131,619	Starz, Class A(a)	36,189,175
368,026	TripAdvisor, Inc.(a)	36,890,926
		143,612,667

	Consumer, Cyclical - 8.5%
850,137	CST Brands, Inc.	27,654,957
291,869	Fiesta Restaurant Group, Inc.(a)	14,660,580
406,274	Marriott Vacations Worldwide Corp.(a)	21,305,008
		63,620,545

	Consumer, Non-cyclical - 21.6%
632,664	AbbVie, Inc.	32,208,924
772,741	ADT Corp.(b)	23,730,876
597,829	Kraft Foods Group, Inc.	33,042,009
370,163	Post Holdings, Inc.(a)	21,143,711
253,037	Prothena Corp. PLC (Ireland)(a)	9,111,862
1,464,938	WhiteWave Foods Co.(a)	41,457,746
		160,695,128

	Energy - 15.1%
375,454	Marathon Petroleum Corp.	31,538,136
451,480	Phillips 66	33,797,793
791,202	SunCoke Energy, Inc.(a)	17,627,980
1,690,735	WPX Energy, Inc.(a)	29,790,751
		112,754,660

	Financial - 10.0%
26,703	Altisource Asset Management Corp. (U.S. Virgin Islands)(a)	20,694,825
596,158	Altisource Residential Corp., REIT(b)	17,038,196
2,756,534	New Residential Investment Corp., REIT	17,614,252
639,768	Rouse Properties, Inc., REIT(b)	11,976,457
437,860	Silver Bay Realty Trust Corp., REIT	6,861,266
		74,184,996

	Industrial - 18.2%
229,046	Era Group, Inc.(a)	6,470,550
1,836,731	Exelis, Inc.	37,524,414
753,329	Fortune Brands Home & Security, Inc.	35,210,598
194,961	Hyster-Yale Materials Handling, Inc.	19,679,363
931,961	Xylem, Inc.	36,672,665
		135,557,590

	Utilities - 0.3%
223,015	Genie Energy Ltd., Class B(a)	2,555,752

	Total Common Stocks - 95.4%
	(Cost $652,939,112)	711,182,387

	Master Limited Partnerships - 4.4%

	Energy - 2.0%
689,649	Atlas Resources Partners, LP(b)	14,937,797

	Financial - 2.4%
924,237	Brookfield Property Partners, LP (Bermuda)(b)	17,874,744

	Total Master Limited Partnerships - 4.4%
	(Cost $32,133,836)	32,812,541

	Total Long-Term Investments - 99.8%
	(Cost $685,072,948)	743,994,928

	Investments of Collateral for
	Securities Loaned - 3.7%
27,534,235	BNY Mellon Securities Lending Overnight Fund,
	0.1057%(c) (d)
	(Cost $27,534,235)	27,534,235

	Total Investments - 103.5%
	(Cost $712,607,183)	771,529,163
	Liabilities in excess of Other Assets - (3.5%)	(25,868,925)
	Net Assets - 100.0%	$745,660,238

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a) Non-income producing security.

(b) Security, or portion thereof, was on loan at February 28, 2014.

(c)
At February 28, 2014, the total market value of the Fund’s securities on loan was $27,605,619 and the total market value of the collateral held by the Fund was $28,271,381, consisting of cash collateral of $27,534,235 and U.S. Government and Agency securities valued at $737,146.

(d) Interest rate shown reflects yield as of February 28, 2014.

% of Long-Term
Country Breakdown	Investments
United States	91.2%
U.S. Virgin Islands	2.8%
Bermuda	2.4%
South Africa	2.3%
Ireland	1.2%
Canada	0.1%

Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 43

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 2.2%
6,844	Charles & Colvard Ltd.(a)	$27,992
8,808	Codexis, Inc.(a)	16,383
2,873	Friedman Industries, Inc.	24,277
19,977	General Steel Holdings, Inc.(a)	20,177
14,661	Golden Minerals Co.(a)	15,541
3,545	KMG Chemicals, Inc.	52,608
8,717	Landec Corp.(a)	88,826
100,245	Liquidmetal Technologies, Inc.(a)	29,472
3,092	Material Sciences Corp.(a)	39,299
37,121	Midway Gold Corp. (Canada)(a)	44,545
16,200	Mines Management, Inc.(a) (b)	22,032
1,212	Northern Technologies International Corp.(a)	27,222
2,346	Oil-Dri Corp. of America	77,887
2,785	Orchids Paper Products Co.	93,771
3,798	Penford Corp.(a)	50,703
15,844	Rare Element Resources Ltd. (Canada)(a) (b)	26,935
2,719	Shiloh Industries, Inc.(a)	53,020
26,677	Silver Bull Resources, Inc.(a)	10,137
6,141	Solitario Exploration & Royalty Corp.(a)	9,580
7,347	Timberline Resources Corp.(a)	1,080
16,026	U.S. Antimony Corp.(a)	29,648
2,722	Universal Stainless & Alloy Products, Inc.(a)	89,908
30,266	Uranerz Energy Corp.(a)	51,452
30,307	Uranium Energy Corp.(a) (b)	55,159
8,835	Uranium Resources, Inc.(a) (b)	28,360
1,729	USEC, Inc.(a) (b)	9,527
14,997	Verso Paper Corp.(a)	36,743
34,332	Vista Gold Corp. (Canada)(a)	22,144
4,299	Xerium Technologies, Inc.(a)	67,709
		1,122,137

	Communications - 8.7%
6,421	AH Belo Corp., Class A	70,888
16,222	Alaska Communications Systems Group, Inc.(a)	35,526
5,132	Alliance Fiber Optic Products, Inc.(b)	61,789
3,779	Alteva, Inc.	32,688
4,060	Autobytel, Inc.(a)	63,986
4,515	Aware, Inc.(a)	25,555
1,046	BroadVision, Inc.(a)	13,504
11,069	CalAmp Corp.(a)	354,651
782	Chegg, Inc.(a) (b)	4,927
5,419	Chyronhego Corp.(a)	14,089
10,452	Cinedigm Corp.(a)	30,729
5,752	Clearfield, Inc.(a)	134,597
3,707	ClearOne, Inc.(a)	40,147
2,077	Communications Systems, Inc.	27,977
546	Covisint Corp.(a) (b)	5,870
4,989	Crexendo, Inc.(a) (b)	15,666
1,537	Cyan, Inc.(a) (b)	5,164
5,914	DEX Media, Inc.(a) (b)	43,113
6,150	Dolan Media Co.(a)	923
3,248	eGain Communications Corp.(a)	27,218
12,889	Emmis Communications Corp., Class A(a)	40,471
19,589	Entravision Communications Corp., Class A	129,875
1,773	Envivio, Inc.(a)	6,401
1,966	ePlus, Inc.(a)	111,806
8,980	FAB Universal Corp.(a) (b)(c) (d)	27,569
9,974	FairPoint Communications, Inc.(a) (b)	132,455
8,519	Global Eagle Entertainment, Inc.(a)	149,764
16,151	Gray Television, Inc.(a)	189,774
4,069	Hawaiian Telcom Holdco, Inc.(a)	117,187
742	Hemisphere Media Group, Inc.(a)	8,266
6,095	HickoryTech Corp.	83,075
8,371	Hollywood Media Corp.(a)	11,259
5,241	ID Systems, Inc.(a)	31,394
2,747	Internet Patents Corp.(a)	8,845
6,587	Inuvo, Inc.(a)	8,168
27,104	Ipass, Inc.(a)	42,011
4,426	KVH Industries, Inc.(a)	57,228
2,440	Lantronix, Inc.(a)	6,222
25,569	Lee Enterprises, Inc.(a) (b)	131,425
3,774	Lightpath Technologies, Inc., Class A(a)	6,189
11,396	Local Corp.(a)	18,120
1,736	Marin Software, Inc.(a) (b)	19,877
20,503	Media General, Inc., Class A(a) (b)	388,942
14,570	MeetMe, Inc.(a)	38,756
6,568	Meru Networks, Inc.(a) (b)	27,717
6,405	NeoPhotonics Corp.(a)	52,841
13,077	Novatel Wireless, Inc.(a)	31,516
4,973	Numerex Corp., Class A(a)	73,799
23,862	Oclaro, Inc.(a)	67,291
7,816	Onstream Media Corp.(a)	1,798
4,751	Onvia, Inc.(a) (b)	24,325
4,751	Optical Cable Corp.	18,481
15,518	ORBCOMM, Inc.(a)	121,196
35,015	Parkervision, Inc.(a) (b)	175,075
7,059	PC-Tel, Inc.	61,413
3,092	PTGi Holding, Inc.	11,410
7,887	Radio One, Inc., Class D(a)	39,198
2,032	Reis, Inc.(a)	35,845
5,544	RELM Wireless Corp.(a)	17,464

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Communications continued
6,152	RF Industries Ltd.	$40,849
1,713	RingCentral, Inc., Class A(a) (b)	37,086
1,752	Saga Communications, Inc., Class A	85,690
5,023	Salem Communications Corp., Class A	45,659
4,847	Spanish Broadcasting System, Inc., Class A(a)	20,939
4,662	Spark Networks, Inc.(a)	28,065
2,876	Straight Path Communications, Inc.(a)	23,468
19,706	Support.com, Inc.(a)	49,462
30,613	Sycamore Networks, Inc.(a)	17,449
2,172	Synacor, Inc.(a)	5,712
2,275	Tessco Technologies, Inc.	86,632
15,309	TheStreet, Inc.	44,702
2,366	TigerLogic Corp.(a)	3,975
24,531	Towerstream Corp.(a)	64,762
1,302	Tremor Video, Inc.(a)	5,651
8,527	UniTek Global Services, Inc.(a)	13,814
8,455	US Auto Parts Network, Inc.(a)	17,417
14,336	ValueVision Media, Inc., Class A(a)	80,138
7,492	Vitacost.com, Inc.(a)	55,815
19,560	Westell Technologies, Inc., Class A(a)	80,783
755	WPCS International, Inc.(a)	1,170
632	YuMe, Inc.(a)	4,039
7,690	Zhone Technologies, Inc.(a)	29,914
29,892	Zix Corp.(a)	135,112
		4,511,758

	Consumer, Cyclical - 10.5%
1,610	Ambassadors Group, Inc.(a)	6,359
21,800	American Apparel, Inc.(a)	15,698
924	Ark Restaurants Corp.	20,328
3,092	Bassett Furniture Industries, Inc.	46,318
9,037	Beazer Homes USA, Inc.(a) (b)	209,568
10,304	Black Diamond, Inc.(a) (b)	109,016
28,161	BlueLinx Holdings, Inc.(a)	41,115
2,501	Body Central Corp.(a)	7,803
4,858	Bon-Ton Stores, Inc.(b)	52,758
3,347	Books-A-Million, Inc.(a)	7,531
6,595	Build-A-Bear Workshop, Inc.(a)	51,045
4,430	Cache, Inc.(a)	23,479
7,856	Carmike Cinemas, Inc.(a)	233,716
6,150	Carrols Restaurant Group, Inc.(a)	43,665
19,081	Castle Brands, Inc.(a)	15,837
7,258	Century Casinos, Inc.(a)	49,282
3,294	Cherokee, Inc.	46,841
8,876	Christopher & Banks Corp.(a)	59,114
4,756	Cobra Electronics Corp.(a)	16,123
9,214	Coldwater Creek, Inc.(a) (b)	7,215
2,099	Comstock Holding Companies, Inc.(a) (b)	3,694
8,555	Cosi, Inc.(a) (b)	11,293
4,067	Crown Crafts, Inc.	37,416
1,320	CST Brands, Inc.	42,940
3,473	Culp, Inc.	66,959
1,913	Del Frisco’s Restaurant Group, Inc.(a)	49,814
20,819	Delia*s, Inc.(a)	22,484
2,347	Delta Apparel, Inc.(a)	37,998
17,591	Destination XL Group, Inc.(a)	100,269
1,175	Diversified Restaurant Holdings, Inc.(a) (b)	5,616
3,183	Dixie Group, Inc.(a)	47,745
6,993	Douglas Dynamics, Inc.	113,147
5,941	Dover Downs Gaming & Entertainment, Inc.(a)	9,209
5,025	Dover Motorsports, Inc.	11,356
3,600	Educational Development Corp.	13,482
2,782	Empire Resorts, Inc.(a) (b)	21,477
2,189	Escalade, Inc.	25,677
2,805	EveryWare Global, Inc.(a)	15,484
3,740	Famous Dave’s of America, Inc.(a)	91,555
1,984	Flexsteel Industries, Inc.	73,706
7,132	Forward Industries, Inc.(a)	11,982
1,341	Frisch’s Restaurants, Inc.	31,943
9,377	Full House Resorts, Inc.(a)	22,411
3,110	Gaiam, Inc., Class A(a)	20,028
1,442	Gaming Partners International Corp.(a)	13,785
3,183	Gordmans Stores, Inc.	20,212
5,130	Granite City Food & Brewery Ltd.(a)	6,412
3,779	Hooker Furniture Corp.	57,063
2,478	Ignite Restaurant Group, Inc.(a)	30,331
6,433	Jamba, Inc.(a)	81,249
31,358	Joe’s Jeans, Inc.(a)	44,215
2,850	Johnson Outdoors, Inc., Class A	62,871
2,976	Kona Grill, Inc.(a)	57,437
3,473	Lakeland Industries, Inc.(a)	22,644
7,328	Lakes Entertainment, Inc.(a)	37,006
8,545	Libbey, Inc.(a)	199,013
3,866	Lifetime Brands, Inc.	64,717
8,112	Luby’s, Inc.(a)	51,511
7,479	MarineMax, Inc.(a)	107,698
3,193	Miller Industries, Inc.	57,634
3,080	Monarch Casino & Resort, Inc.(a)	58,058
4,644	Motorcar Parts of America, Inc.(a)	114,382
7,918	MTR Gaming Group, Inc.(a)	41,886
1,138	Nathan’s Famous, Inc.(a)	56,877
12,261	Nautilus, Inc.(a)	102,870
779	Norcraft Cos., Inc.(a)	13,531

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 45

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Cyclical continued
8,361	PC Connection, Inc.	$169,310
4,847	PCM, Inc.(a)	47,064
5,674	Pizza Inn Holdings, Inc.(a) (b)	36,200
6,547	Reading International, Inc., Class A(a)	48,579
5,265	Red Lion Hotels Corp.(a)	31,432
4,412	Rentrak Corp.(a)	282,853
4,700	RG Barry Corp.	87,044
3,973	Rick’s Cabaret International, Inc.(a)	45,173
2,822	Rocky Brands, Inc.	38,831
11,638	Ruth’s Hospitality Group, Inc.	143,846
2,509	Skyline Corp.(a)	14,427
7,005	SMF Energy Corp.(a)	953
11,946	Spartan Motors, Inc.	67,734
17,942	Speed Commerce, Inc.(a)	70,333
6,177	Stanley Furniture Co., Inc.(a)	18,655
652	Strattec Security Corp.	45,457
6,572	Supreme Industries, Inc., Class A(a)	44,558
2,169	Tandy Leather Factory, Inc.(a)	20,953
8,907	Town Sports International Holdings, Inc.	80,876
1,266	Trans World Entertainment Corp.(a)	5,292
13,285	Tuesday Morning Corp.(a)	207,777
2,279	UCP, Inc.(a)	36,236
7,567	Unifi, Inc.(a)	187,208
5,546	Virco Manufacturing Corp.(a)	14,530
1,931	WCI Communities, Inc.(a)	38,968
5,698	West Marine, Inc.(a)	71,111
812	Winmark Corp.	64,180
11,201	Zale Corp.(a)	243,398
		5,414,876

	Consumer, Non-cyclical - 28.2%
3,534	Aastrom Biosciences, Inc.(a) (b)	11,910
4,196	Accelerate Diagnostics, Inc.(a) (b)	62,017
1,655	Acceleron Pharma, Inc.(a)	77,669
9,423	AcelRx Pharmaceuticals, Inc.(a) (b)	107,705
1,449	Acme United Corp.	22,967
5,844	Acura Pharmaceuticals, Inc.(a)	11,571
1,976	Adamis Pharmaceuticals Corp.(a)	13,140
4,563	Adcare Health Systems, Inc.(a)	19,803
3,852	Addus HomeCare Corp.(a)	110,784
1,018	Advaxis, Inc.(a)	4,988
1,946	Aerie Pharmaceuticals, Inc.(a)	44,700
11,141	Affymax, Inc.(a)	10,584
16,733	Agenus, Inc.(a) (b)	81,824
6,490	Alexza Pharmaceuticals, Inc.(a)	35,565
4,065	Alimera Sciences, Inc.(a)	27,276
4,087	Alliance HealthCare Services, Inc.(a)	123,182
670	Altair Nanotechnologies, Inc.(a) (b)	3,625
3,698	Ambit Biosciences Corp.(a)	40,345
2,703	American Caresource Holdings, Inc.(a)	5,298
3,062	American Shared Hospital Services(a)	9,339
12,823	Amicus Therapeutics, Inc.(a)	32,314
15,160	Ampio Pharmaceuticals, Inc.(a) (b)	107,939
10,961	Anacor Pharmaceuticals, Inc.(a) (b)	208,259
4,230	Ani Pharmaceuticals, Inc.(a) (b)	128,084
4,864	Anika Therapeutics, Inc.(a)	191,496
6,408	Anthera Pharmaceuticals, Inc.(a)	18,968
13,985	Apricus Biosciences, Inc.(a)	32,655
2,207	Aratana Therapeutics, Inc.(a)	51,578
5,281	Arca Biopharma, Inc.(a)	9,928
618	Argos Therapeutics, Inc.(a)	6,304
11,992	Arrowhead Research Corp.(a)	233,124
7,995	AtriCure, Inc.(a)	166,216
2,128	Auspex Pharmaceuticals, Inc.(a)	52,562
4,442	Avalon Holdings Corp., Class A(a) (b)	24,631
1,219	AxoGen, Inc.(a)	4,925
2,424	Barrett Business Services, Inc.	169,680
8,556	Baxano Surgical, Inc.(a)	13,005
5,844	BG Medicine, Inc.(a)	7,597
787	BIND Therapeutics, Inc.(a) (b)	10,750
19,571	BioCryst Pharmaceuticals, Inc.(a)	228,785
6,547	Biodel, Inc.(a) (b)	20,623
11,813	BioDelivery Sciences International, Inc.(a) (b)	110,688
14,440	Biolase, Inc.(a) (b)	44,620
2,215	Biospecifics Technologies Corp.(a)	52,562
9,315	Biota Pharmaceuticals, Inc.(a)	61,665
9,820	BioTelemetry, Inc.(a)	110,377
12,859	BioTime, Inc.(a) (b)	46,164
5,841	Bovie Medical Corp.(a) (b)	18,633
10,472	BSD Medical Corp.(a)	12,043
6,523	Cadiz, Inc.(a) (b)	48,662
453	Cancer Genetics, Inc.(a)	8,544
728	Cara Therapeutics, Inc.(a)	13,745
15,210	Cardica, Inc.(a)	17,339
9,167	Cardiovascular Systems, Inc.(a)	320,845
3,321	Cardium Therapeutics, Inc.(a)	1,694
418	Care.Com, Inc.(a)	7,737
6,266	Carriage Services, Inc.	128,014
15,970	Catalyst Pharmaceutical Partners, Inc.(a)	35,773
2,329	CCA Industries, Inc.	7,406
51,463	Cell Therapeutics, Inc.(a) (b)	198,133
728	Celladon Corp.(a)	8,226
1,410	Cellular Dynamics International, Inc.(a) (b)	20,995

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
13,272	Cel-Sci Corp.(a)	$14,732
5,080	Celsion Corp.(a)	18,948
23,422	Cerus Corp.(a) (b)	151,306
2,219	Cesca Therapeutics, Inc.(a)	4,926
14,943	Chelsea Therapeutics International Ltd.(a)	85,325
3,529	Chimerix, Inc.(a) (b)	70,580
6,035	Chindex International, Inc.(a)	116,174
21,195	Cleveland Biolabs, Inc.(a) (b)	14,898
1,677	Coffee Holding Co., Inc.(a) (b)	10,280
2,997	Collectors Universe, Inc.	53,946
4,033	Columbia Laboratories, Inc.(a) (b)	27,545
2,670	CombiMatrix Corp.(a) (b)	7,609
4,515	Command Security Corp.(a)	9,256
2,419	Conatus Pharmaceuticals, Inc.(a) (b)	27,141
10,598	Coronado Biosciences, Inc.(a) (b)	30,098
3,313	Craft Brew Alliance, Inc.(a)	54,101
7,342	Crimson Wine Group Ltd.(a)	58,883
8,809	Cryo-Cell International, Inc.(a)	20,085
5,788	Cumberland Pharmaceuticals, Inc.(a) (b)	26,798
5,697	Cutera, Inc.(a)	60,958
1,587	Cyanotech Corp.(a) (b)	9,601
7,180	Cyclacel Pharmaceuticals, Inc.(a) (b)	27,858
7,832	Cynosure, Inc., Class A(a)	241,069
9,294	Cytokinetics, Inc.(a)	91,546
17,927	Cytomedix, Inc.(a)	9,313
24,002	Cytori Therapeutics, Inc.(a) (b)	75,606
13,173	CytRx Corp.(a)	77,984
3,251	DARA Biosciences, Inc.(a) (b)	9,493
53,482	Delcath Systems, Inc.(a)	16,735
5,769	Derma Sciences, Inc.(a)	84,747
14,310	Digirad Corp.	50,085
24,209	Discovery Laboratories, Inc.(a)	63,912
1,677	Diversicare Healthcare Services, Inc.	9,223
11,757	Document Security Systems, Inc.(a) (b)	19,281
3,725	Durata Therapeutics, Inc.(a)	51,070
39,699	Durect Corp.(a)	55,182
418	Eagle Pharmaceuticals, Inc.(a) (b)	5,752
4,953	Edgewater Technology, Inc.(a)	33,879
746	Egalet Corp.(a)	9,601
1,019	Eleven Biotherapeutics, Inc.(a)	16,508
159,256	Elite Pharmaceuticals, Inc.(a)	116,257
2,092	Enanta Pharmaceuticals, Inc.(a)	77,069
14,666	EnteroMedics, Inc.(a)	35,638
10,597	EntreMed, Inc.(a)	20,346
15,988	Enzo Biochem, Inc.(a)	59,315
14,216	Enzon Pharmaceuticals, Inc.	13,647
1,845	Esperion Therapeutics, Inc.(a) (b)	28,690
3,978	Exactech, Inc.(a)	92,687
765	Fate Therapeutics, Inc.(a)	5,485
10,810	Female Health Co.	74,697
5,101	Fibrocell Science, Inc.(a)	29,025
728	Five Prime Therapeutics, Inc.(a)	10,163
19,769	Five Star Quality Care, Inc.(a)	114,463
1,182	Flexion Therapeutics, Inc.(a)	21,749
1,833	Fonar Corp.(a)	41,536
1,913	Foundation Medicine, Inc.(a) (b)	68,160
5,616	Franklin Covey Co.(a)	117,655
2,262	Furiex Pharmaceuticals, Inc.(a)	209,303
4,398	G Willi-Food International Ltd. (Israel)(a) (b)	34,964
8,611	Galectin Therapeutics, Inc.(a) (b)	145,181
39,483	Galena Biopharma, Inc.(a) (b)	155,958
12,172	GenMark Diagnostics, Inc.(a)	151,663
1,219	Genocea Biosciences, Inc.(a)	17,883
9,242	GenVec, Inc.(a)	33,179
1,182	GlycoMimetics, Inc.(a)	14,409
2,003	Golden Enterprises, Inc.(b)	8,613
1,917	Griffin Land & Nurseries, Inc.	58,718
7,650	GTX, Inc.(a) (b)	13,005
9,771	Hackett Group, Inc.	57,551
22,974	Hansen Medical, Inc.(a)	53,759
11,207	Harvard Bioscience, Inc.(a)	54,690
868	Heat Biologics, Inc.(a) (b)	6,406
72,472	Hemispherx Biopharma, Inc.(a)	28,337
2,623	Heska Corp.(a) (b)	25,469
16,966	Hooper Holmes, Inc.(a)	9,501
11,495	Hudson Global, Inc.(a)	41,152
3,472	Hyperion Therapeutics, Inc.(a) (b)	107,632
18,780	Idera Pharmaceuticals, Inc.(a) (b)	108,736
7,005	IGI Laboratories, Inc.(a)	29,071
20,488	ImmunoCellular Therapeutics Ltd.(a)	27,864
7,936	Information Services Group, Inc.(a)	41,505
3,366	InfuSystems Holdings, Inc.(a)	8,886
10,814	Innovaro, Inc.(a)	865
69,663	Inovio Pharmaceuticals, Inc.(a) (b)	229,191
7,406	Intersections, Inc.	45,399
5,083	Inventure Foods, Inc.(a)	70,603
1,320	Iridex Corp.(a)	12,408
30,257	IsoRay, Inc.(a)	23,752
2,316	John B Sanfilippo & Son, Inc.	56,163
15,192	Jones Soda Co.(a)	8,356
4,317	Kalobios Pharmaceuticals, Inc.(a)	14,030
8,597	Kid Brands, Inc.(a)	5,846

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 47

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
7,502	Kips Bay Medical, Inc.(a)	$5,401
10,071	LCA-Vision, Inc.(a)	54,786
781	Learning Tree International, Inc.(a)	2,476
1,049	LeMaitre Vascular, Inc.	8,591
39,254	Lifevantage Corp.(a)	52,208
4,214	Limoneira Co.	88,747
1,755	LipoScience, Inc.(a) (b)	7,301
2,732	Lpath, Inc., Class A(a)	12,676
1,382	MacroGenics, Inc.(a)	48,370
4,102	Management Network Group, Inc.(a)	13,947
542	Mannatech, Inc.(a)	9,322
1,387	Marrone Bio Innovations, Inc.(a) (b)	20,153
40,124	Mast Therapeutics, Inc.(a)	33,303
5,317	Medical Action Industries, Inc.(a)	38,920
6,060	MediciNova, Inc.(a) (b)	13,756
3,165	MEI Pharma, Inc.(a) (b)	27,314
23,753	MELA Sciences, Inc.(a)	16,746
2,964	MGC Diagnostics Corp.	32,634
3,946	MGP Ingredients, Inc.	22,413
4,642	Misonix, Inc.(a)	31,101
8,319	Myrexis, Inc.(a)	1,414
21,704	Nanosphere, Inc.(a)	52,090
2,496	Nanostring Technologies, Inc.(a)	47,174
2,261	National Research Corp., Class A(a)	39,568
3,833	Natural Alternatives International, Inc.(a)	20,392
5,081	Nature’s Sunshine Products, Inc.	76,774
12,244	NeoGenomics, Inc.(a)	43,834
8,689	NeoStem, Inc.(a) (b)	60,823
28,685	Neuralstem, Inc.(a)	102,405
4,605	NeurogesX, Inc.(a)	46
4,069	NewLink Genetics Corp.(a) (b)	179,850
4,521	Newtek Business Services, Inc.(a)	13,653
11,394	Northwest Biotherapeutics, Inc.(a) (b)	80,783
15,969	Novabay Pharmaceuticals, Inc.(a)	20,121
2,855	Nutraceutical International Corp.(a)	74,772
2,424	Ocera Therapeutics, Inc.(a)	37,499
2,785	Oculus Innovative Sciences, Inc.(a) (b)	10,639
31,408	Odyssey Marine Exploration, Inc.(a) (b)	68,784
6,554	Omega Protein Corp.(a)	71,242
4,611	Omeros Corp.(a) (b)	61,603
5,510	OncoGenex Pharmaceutical, Inc.(a)	60,720
1,779	OncoMed Pharmaceuticals, Inc.(a) (b)	61,411
2,310	Onconova Therapeutics, Inc.(a) (b)	19,635
9,188	Opexa Therapeutics, Inc.(a)	16,722
2,406	Oragenics, Inc.(a) (b)	8,998
2,660	OvaScience, Inc.(a)	28,701
5,560	Palatin Technologies, Inc.(a)	5,838
4,428	PDI, Inc.(a)	21,033
2,776	Perceptron, Inc.	39,447
56,954	Peregrine Pharmaceuticals, Inc.(a)	103,087
8,277	Pernix Therapeutics Holdings(a) (b)	30,377
6,970	Pfsweb, Inc.(a)	60,988
24,757	PharmAthene, Inc.(a)	46,543
7,859	Photomedex, Inc.(a) (b)	115,056
21,528	Premier Exhibitions, Inc.(a)	18,945
11,982	PRGX Global, Inc.(a)	72,371
9,743	Primo Water Corp.(a) (b)	31,567
6,300	ProPhase Labs, Inc.(a)	12,789
4,776	Providence Service Corp.(a)	126,994
2,960	Psychemedics Corp.	52,718
3,147	PTC Therapeutics, Inc.(a) (b)	98,690
20,733	PURE Bioscience, Inc.(a)	27,782
5,166	QC Holdings, Inc.	12,553
12,676	RadNet, Inc.(a)	24,591
3,866	RCM Technologies, Inc.(a)	26,714
1,989	Receptos, Inc.(a)	92,260
4,569	Reed’s, Inc.(a) (b)	35,181
4,051	Regado Biosciences, Inc.(a) (b)	29,046
5,112	Regulus Therapeutics, Inc.(a) (b)	57,408
7,204	Reliv International, Inc.	15,561
2,255	Relypsa, Inc.(a)	88,982
12,640	Repligen Corp.(a)	189,221
9,026	Repros Therapeutics, Inc.(a) (b)	176,458
10,454	Response Genetics, Inc.(a)	14,949
1,840	Retractable Technologies, Inc.(a)	6,624
1,019	Retrophin, Inc.(a) (b)	18,006
1,655	Revance Therapeutics, Inc.(a)	44,569
44,205	Rexahn Pharmaceuticals, Inc.(a)	59,677
14,253	Rockwell Medical Technologies, Inc.(a) (b)	180,871
2,778	Rocky Mountain Chocolate Factory, Inc.	32,975
2,393	Senesco Technologies, Inc.(a)	9,572
14,577	Senomyx, Inc.(a)	145,187
1,141	SFX Entertainment, Inc.(a)	9,801
4,449	Soligenix, Inc.(a) (b)	9,432
488	Span-America Medical Systems, Inc.	9,492
995	Standard Register Co.(a)	10,905
3,473	StarTek, Inc.(a)	24,137
18,744	StemCells, Inc.(a)	27,554
3,327	Stemline Therapeutics, Inc.(a) (b)	86,036
4,485	Stereotaxis, Inc.(a) (b)	22,246
13,362	Sunesis Pharmaceuticals, Inc.(a) (b)	87,521
4,678	SunLink Health Systems, Inc.(a)	5,848

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
5,820	Supernus Pharmaceuticals, Inc.(a)	$58,433
10,638	Synergetics USA, Inc.(a)	36,807
12,841	Synergy Pharmaceuticals, Inc.(a) (b)	77,945
10,779	Synthetic Biologics, Inc.(a)	29,103
4,758	Synutra International, Inc.(a)	34,829
2,183	Tandem Diabetes Care, Inc.(a)	56,212
7,367	Telik, Inc.(a)	10,240
5,264	TETRAphase Pharmaceuticals, Inc.(a)	71,590
30,629	TherapeuticsMD, Inc.(a) (b)	210,421
1,483	Tonix Pharmaceuticals Holding Corp.(a)	20,213
6,170	Transcept Pharmaceuticals, Inc.(a)	20,546
913	Transgenomic, Inc.(a) (b)	4,702
2,352	Tree.com, Inc.(a)	79,521
1,291	Trevena, Inc.(a)	10,302
1,374	TrovaGene, Inc.(a) (b)	8,601
924	United-Guardian, Inc.	25,743
1,659	Universal Security Instruments, Inc.(a)	7,150
11,315	Uroplasty, Inc.(a)	46,618
4,774	US Physical Therapy, Inc.	158,401
404	USMD Holdings, Inc.(a) (b)	5,656
940	Utah Medical Products, Inc.	51,691
6,674	Vascular Solutions, Inc.(a)	173,657
10,352	Venaxis, Inc.(a) (b)	26,812
8,649	Ventrus Biosciences, Inc.(a)	11,763
1,419	Veracyte, Inc.(a)	22,718
3,636	Verastem, Inc.(a)	48,613
9,042	Vermillion, Inc.(a) (b)	30,743
5,528	Versar, Inc.(a)	20,951
7,116	Vision-Sciences, Inc.(a)	10,318
5,437	Willamette Valley Vineyards, Inc.(a) (b)	35,341
3,110	Xencor, Inc.(a)	34,956
27,452	XOMA Corp.(a)	229,499
14,155	Zalicus, Inc.(a)	21,374
41,710	Zogenix, Inc.(a)	181,439
		14,566,572

	Diversified - 0.6%
18,709	Horizon Pharma, Inc.(a) (b)	228,624
7,224	Resource America, Inc., Class A	68,339
		296,963

	Energy - 4.6%
741	Adams Resources & Energy, Inc.	54,538
7,145	Arabian American Development Co.(a)	87,455
6,897	Ascent Solar Technologies, Inc.(a)	5,027
3,867	Barnwell Industries, Inc.(a)	11,195
1,823	BioFuel Energy Corp.(a) (b)	5,305
3,939	Bolt Technology Corp.	79,213
16,465	Callon Petroleum Co.(a)	111,468
6,017	Double Eagle Petroleum Co.(a)	12,937
21,822	Emerald Oil, Inc.(a)	167,157
9,387	Enphase Energy, Inc.(a) (b)	75,753
10,653	Equal Energy Ltd. (Canada)	56,887
8,917	Evolution Petroleum Corp.	115,921
3,704	FieldPoint Petroleum Corp.(a)	16,964
92,284	Gasco Energy, Inc.(a)	1,707
21,884	Gastar Exploration, Inc.(a)	139,620
10,146	Gevo, Inc.(a)	13,799
8,067	Global Geophysical Services(a)	11,294
7,258	GreenHunter Energy, Inc.(a)	7,693
22,619	Houston American Energy Corp.(a)	8,378
7,632	Hyperdynamics Corp.(a) (b)	41,365
379	Isramco, Inc.(a)	54,379
12,787	James River Coal Co.(a)	9,462
11,668	Lucas Energy, Inc.(a)	10,869
21,969	Magellan Petroleum Corp.(a)	29,438
13,456	Miller Energy Resources, Inc.(a) (b)	93,385
4,426	Mitcham Industries, Inc.(a)	63,690
4,358	Natural Gas Services Group, Inc.(a)	141,635
8,310	Ocean Power Technologies, Inc.(a) (b)	33,739
5,083	Pacific Ethanol, Inc.(a) (b)	69,485
3,437	Panhandle Oil and Gas, Inc., Class A	127,032
28,417	Plug Power, Inc.(a) (b)	132,707
2,602	PostRock Energy Corp.(a)	3,383
3,234	Pyramid Oil Co.(a)	22,282
7,190	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	62,050
3,020	Real Goods Solar, Inc., Class A(a) (b)	11,506
2,922	Renewable Energy Group, Inc.(a)	34,100
2,207	REX American Resources Corp.(a)	105,230
4,231	Royale Energy, Inc.(a)	11,931
8,676	Saratoga Resources, Inc.(a)	11,799
4,309	Syntroleum Corp.(a) (b)	17,193
22,456	Tengasco, Inc.(a)	9,209
8,025	TGC Industries, Inc.(a)	51,360
10,762	US Energy Corp.(a)	43,048
2,127	Vertex Energy, Inc.(a) (b)	8,061
5,697	Westmoreland Coal Co.(a)	128,752
23,935	ZaZa Energy Corp.(a)	22,015
13,859	Zion Oil & Gas, Inc.(a) (b)	23,006
		2,354,422

	Financial - 26.1%
2,858	Access National Corp.	48,157
4,557	Agree Realty Corp., REIT	140,082
3,797	American National Bankshares, Inc.	85,281

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 49

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Financial continued
3,672	American River Bankshares(a)	$36,316
2,460	American Spectrum Realty, Inc.(a)	3,444
6,814	Ameris Bancorp(a)	143,367
6,879	AmeriServ Financial, Inc.	21,944
7,705	AmREIT, Inc., REIT	133,605
12,550	Arbor Realty Trust, Inc., REIT	86,093
10,671	Ares Commercial Real Estate Corp., REIT	145,019
4,539	Arlington Asset Investment Corp., Class A(b)	120,374
3,819	Asta Funding, Inc.(a)	32,080
5,005	Atlanticus Holdings Corp.(a)	12,512
922	Atlas Financial Holdings, Inc. (Cayman Islands)(a)	11,248
4,141	Banc of California, Inc.	52,963
2,924	Bank of Kentucky Financial Corp.	102,603
2,293	Bank of Marin Bancorp	101,419
1,537	Bar Harbor Bankshares	58,406
2,918	BBX Capital Corp., Class A(a)	56,434
614	BCB Bancorp, Inc.	8,154
10,689	BNC Bancorp	186,309
3,524	Bridge Bancorp, Inc.	92,787
4,829	Bridge Capital Holdings(a)	107,300
4,756	Bryn Mawr Bank Corp.	135,498
4,756	BSB Bancorp, Inc.(a)	80,186
1,266	C&F Financial Corp.	46,336
379	California First National Bancorp	5,677
5,137	Camco Financial Corp.(a) (b)	31,079
4,358	Cape Bancorp, Inc.	46,326
7,011	Center Bancorp, Inc.	130,475
13,066	Centerstate Banks, Inc.	142,811
2,311	Central Valley Community Bancorp	26,715
1,501	Century Bancorp, Inc., Class A	53,886
8,489	Chatham Lodging Trust, REIT	177,165
361	Chemung Financial Corp.	10,566
2,004	Cherry Hill Mortgage Investment Corp., REIT(b)	36,433
2,259	Chicopee Bancorp, Inc.	40,391
3,896	CIFC Corp.	30,778
5,117	Citizens & Northern Corp.	101,931
5,783	CNB Financial Corp.	106,465
1,969	Codorus Valley Bancorp, Inc.	39,813
2,531	Colony Bankcorp, Inc.(a)	15,755
8,884	CommunityOne Bancorp(a) (b)	97,813
560	ConnectOne Bancorp, Inc.(a)	26,600
2,654	Consolidated-Tomoka Land Co.	94,376
8,228	Consumer Portfolio Services, Inc.(a)	64,096
6,016	CorEnergy Infrastructure Trust, Inc., REIT	39,405
1,574	CU Bancorp(a)	28,426
2,007	Customers Bancorp, Inc.(a)	39,678
1,154	Diamond Hill Investment Group, Inc.	135,422
2,514	Doral Financial Corp. (Puerto Rico)(a)	28,911
4,466	Eastern Virginia Bankshares, Inc.(a)	30,369
2,587	Ellington Residential Mortgage REIT	43,798
3,473	Enterprise Bancorp, Inc.	66,855
6,248	Enterprise Financial Services Corp.	116,963
6,743	ESB Financial Corp.	88,401
1,731	Evans Bancorp, Inc.	39,294
2,821	Farmers Capital Bank Corp.(a)	55,263
3,707	Federal Agricultural Mortgage Corp., Class C	116,622
5,582	Federated National Holding Co.	88,642
1,455	Fidelity & Guaranty Life(a)	31,515
6,293	Fidelity Southern Corp.	90,430
3,015	Fidus Investment Corp.(b)	63,285
5,508	Financial Institutions, Inc.	121,396
7,344	First Acceptance Corp.(a)	19,094
4,376	First Bancorp, Inc.	71,635
2,567	First Citizens Banc Corp.(b)	22,769
7,564	First Connecticut Bancorp	118,604
3,617	First Defiance Financial Corp.	100,082
7,254	First Federal Bancshares of Arkansas, Inc.(a) (b)	62,965
4,757	First Financial Northwest, Inc.	49,187
782	First Internet Bancorp	17,978
5,347	First Marblehead Corp.(a)	37,482
1,428	First NBC Bank Holding Co.(a)	47,652
2,587	First Security Group, Inc.(a)	5,562
4,335	First South Bancorp, Inc.	37,801
3,777	First United Corp.(a)	29,121
4,259	Firstbank Corp.	78,153
814	Five Oaks Investment Corp., REIT	9,198
3,146	Fortegra Financial Corp.(a)	21,991
2,496	Fox Chase Bancorp, Inc.	42,781
3,852	Franklin Financial Corp.(a)	76,270
4,973	Garrison Capital, Inc.(b)	71,462
5,530	German American Bancorp, Inc.	159,928
3,353	Gladstone Capital Corp.	33,496
5,318	Gladstone Commercial Corp., REIT	92,533
2,936	Gladstone Investment Corp.	23,958
1,415	Gladstone Land Corp., REIT	18,112
2,773	Gleacher & Co., Inc.(a)	30,753
22,029	Gramercy Property Trust, Inc., REIT(a)	127,768
8,982	GSV Capital Corp.(a) (b)	111,467
7,342	Guaranty Bancorp	103,669
544	Gyrodyne Co. of America, Inc., REIT(b)	3,405
6,759	Hallmark Financial Services, Inc.(a)	57,249
2,440	Hampden Bancorp, Inc.	38,918

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Financial continued
14,644	Harris & Harris Group, Inc.(a)	$44,811
1,054	Harvest Capital Credit Corp.(b)	16,074
995	Hawthorn Bancshares, Inc.	12,945
3,925	HCI Group, Inc.(b)	190,048
1,616	Health Insurance Innovations, Inc.(a)	20,345
11,666	Heritage Commerce Corp.	94,378
7,029	Heritage Financial Corp.	124,624
2,749	Heritage Financial Group, Inc.	51,324
11,640	Heritage Oaks Bancorp(a)	93,004
2,297	HF Financial Corp.	30,504
2,223	HMN Financial, Inc.(a)	28,365
2,803	Home Bancorp, Inc.(a)	58,274
5,153	Home Federal Bancorp, Inc.	77,759
4,812	HomeStreet, Inc.	90,658
2,966	HopFed Bancorp, Inc.	34,228
2,749	Horizon Bancorp	59,763
3,345	IMPAC Mortgage Holdings, Inc., REIT(a) (b)	23,415
7,442	Imperial Holdings, Inc.(a)	40,708
2,406	Independence Holding Co.	32,794
923	Independence Realty Trust, Inc., REIT	7,938
8,306	Independent Bank Corp.(a)	102,164
1,212	Independent Bank Group, Inc.	65,133
7,542	Intervest Bancshares Corp., Class A(a)	55,886
505	Investors Title Co.	38,845
5,029	JAVELIN Mortgage Investment Corp., REIT	72,921
2,537	JGWPT Holdings, Inc.(a)	48,507
890	Keating Capital, Inc.	5,741
8,156	Life Partners Holdings, Inc.	19,656
4,806	LNB Bancorp, Inc.	54,260
8,175	Macatawa Bank Corp.(a)	43,164
8,202	MainSource Financial Group, Inc.	141,649
3,997	Manning & Napier, Inc.	58,716
1,364	Marcus & Millichap, Inc.(a)	22,874
3,147	Marlin Business Services Corp.	67,661
6,854	MBT Financial Corp.(a)	33,036
6,529	Medallion Financial Corp.	94,932
3,363	Mercantile Bank Corp.	68,269
2,187	Merchants Bancshares, Inc.	72,040
2,171	Meta Financial Group, Inc.	92,723
5,927	Metro Bancorp, Inc.(a)	116,288
3,922	MicroFinancial, Inc.	31,886
2,442	Middleburg Financial Corp.	44,884
4,178	MidSouth Bancorp, Inc.	73,199
3,038	MidWestOne Financial Group, Inc.	79,231
4,503	Monarch Financial Holdings, Inc.	53,045
1,105	Monroe Capital Corp.(b)	14,641
2,057	MutualFirst Financial, Inc.	39,124
874	NASB Financial, Inc.(b)	22,147
3,219	National Bankshares, Inc.(b)	115,884
886	Naugatuck Valley Financial Corp.(a)	6,636
2,930	New Hampshire Thrift Bancshares, Inc.	43,657
13,945	New Mountain Finance Corp.	209,454
27,690	New York Mortgage Trust, Inc., REIT(b)	214,044
9,820	NewBridge Bancorp(a)	70,704
3,661	NGP Capital Resources Co.	27,677
4,500	Nicholas Financial, Inc. (Canada)	71,010
1,989	North Valley Bancorp(a)	46,284
2,550	Northrim BanCorp, Inc.	62,654
1,074	Norwood Financial Corp.	31,189
6,181	OceanFirst Financial Corp.	116,697
2,657	Old Point Financial Corp.(b)	41,848
8,863	Old Second Bancorp, Inc.(a)	43,960
4,286	OmniAmerican Bancorp, Inc.	93,306
5,855	One Liberty Properties, Inc., REIT	128,342
3,062	Oneida Financial Corp.	38,673
4,825	Oppenheimer Holdings, Inc., Class A	131,771
1,542	Orchid Island Capital, Inc., REIT	19,537
346	Owens Realty Mortgage, Inc., REIT	5,110
6,223	Pacific Continental Corp.	89,798
4,430	Pacific Mercantile Bancorp(a)	27,643
6,114	Pacific Premier Bancorp, Inc.(a)	97,213
6,318	Patriot National Bancorp, Inc.(a)	8,119
3,309	Peapack Gladstone Financial Corp.	61,547
982	PennantPark Floating Rate Capital Ltd.	13,954
2,077	Penns Woods Bancorp, Inc.	95,147
3,672	Peoples Bancorp, Inc.	89,854
3,424	Physicians Realty Trust, REIT	45,847
4,123	PMC Commercial Trust, REIT	39,498
2,038	Porter Bancorp, Inc.(a)	2,018
3,888	Preferred Apartment Communities, Inc., Class A, REIT	31,920
5,620	Preferred Bank(a)	135,049
3,345	Provident Financial Holdings, Inc.	51,413
4,758	Pulaski Financial Corp.	47,770
1,966	QCR Holdings, Inc.	34,012
596	RCS Capital Corp., Class A	13,565
2,896	RE/MAX Holdings, Inc.(a)	88,676
8,048	Republic First Bancorp, Inc.(a)	29,617
6,458	Riverview Bancorp, Inc.(a)	21,828
344	Saratoga Investment Corp.	5,452
3,420	SB Financial Group, Inc.	29,754
7,409	Seacoast Banking Corp. of Florida(a)	79,869
4,643	Security National Financial Corp.(a)	18,061

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 51

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Financial continued
3,690	Shore Bancshares, Inc.(a)	$34,944
2,334	SI Financial Group, Inc.	27,518
6,089	Sierra Bancorp	99,312
1,592	Silvercrest Asset Management Group, Inc.	26,762
1,662	Simplicity Bancorp, Inc.	29,318
1,129	Sotherly Hotels, Inc., REIT	6,966
2,496	Southern National Bancorp of Virginia, Inc.	24,960
6,331	Southwest Bancorp, Inc.	111,362
1,486	Stellus Capital Investment Corp.	21,785
3,925	Suffolk Bancorp(a)	79,167
5,130	Summit Financial Group, Inc.(a) (b)	53,711
23,983	Sun Bancorp, Inc.(a)	83,461
874	Supertel Hospitality, Inc., REIT(a)	2,185
4,665	Territorial Bancorp, Inc.	103,563
2,872	Timberland Bancorp, Inc.	30,702
3,024	Trade Street Residential, Inc., REIT(b)	22,045
2,153	Tristate Capital Holdings, Inc.(a)	29,948
10,837	U.S. Global Investors, Inc., Class A	38,796
7,120	UMH Properties, Inc., REIT	66,002
16,675	United Community Financial Corp.(a)	61,864
3,629	United Insurance Holdings Corp.	47,395
3,452	United Security Bancshares(a)	18,158
3,151	United Security Bancshares, Inc.(a)	24,011
1,713	Unity Bancorp, Inc.	13,396
11,432	Universal Insurance Holdings, Inc.	152,732
9,530	VantageSouth Bancshares, Inc.(a)	57,561
6,302	Washington Banking Co.	116,083
419	WashingtonFirst Bankshare, Inc.	6,082
6,993	West Bancorporation, Inc.	103,846
667	Westbury Bancorp, Inc.(a)	9,605
6,841	Whitestone REIT, Class B, REIT	98,374
4,993	Yadkin Financial Corp.(a)	95,866
2,341	ZAIS Financial Corp., REIT	40,757
9,812	ZipRealty, Inc.(a)	46,509
		13,498,174

	Industrial - 11.3%
19,163	Active Power, Inc.(a)	64,963
3,479	Adept Technology, Inc.(a)	58,586
4,319	Advanced Emissions Solutions(a)	232,794
1,286	Air T, Inc.	15,972
688	Allied Motion Technologies, Inc.	7,898
12,194	API Technologies Corp.(a)	33,899
996	Argan, Inc.	28,476
5,742	Arotech Corp.(a)	19,580
1,751	Art’s-Way Manufacturing Co., Inc.	10,418
3,527	Astrotech Corp.(a) (b)	9,452
7,204	Ballantyne Strong, Inc.(a)	33,355
1,405	Breeze-Eastern Corp.(a) (b)	13,523
6,840	Broadwind Energy, Inc.(a)	66,006
14,826	Casella Waste Systems, Inc., Class A(a)	79,467
3,020	Ceco Environmental Corp.	48,773
2,765	Chase Corp.	83,365
1,011	Chicago Rivet & Machine Co.	40,298
5,674	Clean Diesel Technologies, Inc.(a) (b)	15,320
886	Control4 Corp.(a) (b)	18,526
2,458	Core Molding Technologies, Inc.(a)	36,501
5,366	Covenant Transportation Group, Inc., Class A(a)	53,445
4,282	CPI Aerostructures, Inc.(a)	61,532
4,479	CUI Global, Inc.(a)	39,102
2,541	CVD Equipment Corp.(a) (b)	37,607
1,014	Digital Ally, Inc.(a) (b)	8,284
6,556	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	31,075
1,913	Eastern Co.	30,436
577	Ecology and Environment, Inc., Class A	6,912
566	Elecsys Corp.(a)	7,556
6,685	Energy Focus, Inc.(a)	3,877
6,385	Engility Holdings, Inc.(a)	266,446
5,165	ENGlobal Corp.(a)	8,367
889	Erickson Air-Crane, Inc.(a) (b)	19,140
1,046	Espey Manufacturing & Electronics Corp.	30,135
1,751	Frequency Electronics, Inc.(a)	20,136
4,394	Fuel Tech, Inc.(a)	28,078
2,724	Gencor Industries, Inc.(a)	29,310
4,068	Giga-Tronics, Inc.(a)	5,655
2,550	Global Brass & Copper Holdings, Inc.	43,171
11,996	Goldfield Corp.(a)	27,951
4,415	GSE Holding, Inc.(a)	2,693
4,462	Hardinge, Inc.	65,815
3,619	Heritage-Crystal Clean, Inc.(a)	65,504
6,989	Hudson Technologies, Inc.(a) (b)	21,876
2,075	Hurco Cos., Inc.	51,896
40,441	Identive Group, Inc.(a)	35,184
4,714	IEC Electronics Corp.(a)	20,412
1,751	Image Sensing Systems, Inc.(a)	8,843
3,074	Innovative Solutions & Support, Inc.(a)	24,254
4,859	Insignia Systems, Inc.(a)	15,160
6,158	Insteel Industries, Inc.	122,544
6,318	Integrated Electrical Services, Inc.(a)	34,559
7,170	Intellicheck Mobilisa, Inc.(a)	5,432
2,151	IntriCon Corp.(a)	10,271
6,393	Iteris, Inc.(a)	14,192
4,231	Kadant, Inc.	169,875

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Industrial continued
18,238	Kratos Defense & Security Solutions, Inc.(a)	$142,256
4,301	Lawson Products, Inc.(a)	63,354
797	Lime Energy Co.(a) (b)	2,407
4,466	LMI Aerospace, Inc.(a)	66,588
8,027	LoJack Corp.(a)	48,804
8,809	LRAD Corp.(a)	19,292
1,067	LS Starrett Co., Class A	19,996
9,592	LSI Industries, Inc.	79,518
6,469	Lydall, Inc.(a)	131,062
1,967	Magnetek, Inc.(a)	47,523
5,963	Manitex International, Inc.(a)	89,385
1,135	Mesa Laboratories, Inc.	99,199
12,195	Metabolix, Inc.(a) (b)	15,610
12,775	Metalico, Inc.(a)	24,911
2,348	Mfri, Inc.(a)	36,394
12,804	Microvision, Inc.(a)	25,992
2,153	Mocon, Inc.	36,149
6,772	Nanophase Technologies Corp.(a)	3,454
5,059	NAPCO Security Technologies, Inc.(a)	35,211
6,265	NN, Inc.	120,852
600	Omega Flex, Inc.	13,410
2,836	Orbit International Corp.(a)	9,841
12,045	Orion Energy Systems, Inc.(a)	66,609
1,488	P&F Industries, Inc.(a)	11,234
379	PAM Transportation Services, Inc.(a)	6,890
2,546	Parametric Sound Corp.(a) (b)	37,783
3,632	Park-Ohio Holdings Corp.(a)	191,188
4,231	Patrick Industries, Inc.(a)	178,506
2,753	Perma-Fix Environmental Services, Inc.(a) (b)	9,580
8,054	PGT, Inc.(a)	93,346
4,991	PMFG, Inc.(a)	32,641
1,556	Power Solutions International, Inc.(a)	115,300
7,162	PowerSecure International, Inc.(a)	162,792
5,203	Pro-DEX, Inc.(a)	11,707
709	Providence and Worcester Railroad Co.	12,620
3,681	Pulse Electronics Corp.(a) (b)	14,724
7,560	Pure Cycle Corp.(a) (b)	47,326
5,530	Rand Logistics, Inc.(a) (b)	37,438
10,768	Research Frontiers, Inc.(a) (b)	64,716
22,080	Revolution Lighting Technologies, Inc.(a) (b)	69,773
834	SIFCO Industries, Inc.	22,101
1,155	SL Industries, Inc.(a)	30,608
2,641	Sparton Corp.(a)	85,568
1,755	Stock Building Supply Holdings, Inc.(a)	39,066
10,882	Stoneridge, Inc.(a)	119,811
10,143	STR Holdings, Inc.(a)	15,012
3,576	Superconductor Technologies, Inc.(a) (b)	9,977
1,121	Sutron Corp.(a) (b)	6,053
2,311	Synalloy Corp.	31,499
3,652	Sypris Solutions, Inc.	10,262
9,635	TRC Cos., Inc.(a)	66,482
2,417	UFP Technologies, Inc.(a)	61,851
9,113	Ultralife Corp.(a)	34,447
24,206	UQM Technologies, Inc.(a)	41,876
4,575	US Concrete, Inc.(a)	124,532
1,594	USA Truck, Inc.(a)	24,500
2,169	Video Display Corp.(a)	8,286
2,088	VSE Corp.	100,850
3,793	Wells-Gardner Electronics Corp.(a)	7,396
3,381	Willis Lease Finance Corp.(a)	60,520
2,420	WSI Industries, Inc.	15,585
10,739	YRC Worldwide, Inc.(a) (b)	281,362
		5,836,922

	Technology - 6.9%
7,091	Acorn Energy, Inc.(a) (b)	24,109
1,851	Ambarella, Inc. (Cayman Islands)(a) (b)	61,916
8,943	American Software, Inc., Class A	93,544
7,041	Amtech Systems, Inc.(a)	78,578
1,174	Astro-Med, Inc.	16,225
3,663	Asure Software, Inc.(a) (b)	24,872
3,401	Audience, Inc.(a)	39,860
4,087	Authentidate Holding Corp.(a)	4,291
40,394	Axcelis Technologies, Inc.(a)	90,079
16,657	AXT, Inc.(a)	38,145
4,747	Bsquare Corp.(a)	16,852
13,462	Callidus Software, Inc.(a)	165,986
4,699	Cascade Microtech, Inc.(a)	41,821
5,598	Computer Task Group, Inc.	90,968
3,867	Concurrent Computer Corp.	31,941
3,275	CSP, Inc.	27,182
3,238	Daegis, Inc.(a)	3,821
2,420	Data I/O Corp.(a)	6,292
7,270	Datalink Corp.(a)	106,215
919	Dataram Corp.(a)	2,509
1,809	Datawatch Corp.(a)	60,800
2,888	Digimarc Corp.	84,849
22,452	Dot Hill Systems Corp.(a)	119,669
23,481	DynaVox, Inc., Class A(a)	2,534
8,338	Echelon Corp.(a)	25,014
5,283	eMagin Corp.(a)	14,053
8,946	EMCORE Corp.(a) (b)	43,656
5,309	eOn Communications Corp.(a)	31,376

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 53

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Technology continued
2,693	Evolving Systems, Inc.	$22,810
2,382	Exa Corp.(a)	36,707
7,650	FalconStor Software, Inc.(a)	13,235
1,807	Geeknet, Inc.(a)	26,310
4,986	GigOptix, Inc.(a)	8,127
23,911	Glu Mobile, Inc.(a) (b)	120,272
6,300	GSE Systems, Inc.(a)	11,340
9,678	GSI Technology, Inc.(a)	65,907
5,099	Guidance Software, Inc.(a)	55,630
10,398	Hutchinson Technology, Inc.(a)	37,849
4,304	Icad, Inc.(a)	50,142
9,200	Immersion Corp.(a)	109,940
17,830	inContact, Inc.(a)	160,827
11,459	Innodata, Inc.(a)	37,586
10,979	Integrated Silicon Solution, Inc.(a)	133,724
5,994	Intermolecular, Inc.(a)	15,884
5,852	Interphase Corp.(a)	28,031
5,832	inTEST Corp.(a)	23,211
4,087	Key Tronic Corp.(a)	42,300
38,541	Majesco Entertainment Co.(a)	20,465
3,044	Mattersight Corp.(a)	17,168
27,257	Mattson Technology, Inc.(a)	69,505
8,798	Mitek Systems, Inc.(a) (b)	46,717
1,374	Model N, Inc.(a) (b)	15,100
16,682	MoSys, Inc.(a)	73,734
2,396	NCI, Inc.(a)	28,752
8,700	Netlist, Inc.(a)	16,661
5,078	NetSol Technologies, Inc.(a) (b)	23,562
11,612	Overland Storage, Inc.(a)	12,076
3,546	PAR Technology Corp.(a)	17,659
8,595	Pixelworks, Inc.(a)	42,803
7,344	Planar Systems, Inc.(a)	17,038
17,623	PLX Technology, Inc.(a)	105,033
16,800	QuickLogic Corp.(a) (b)	85,512
3,939	Qumu Corp.(a)	62,236
12,829	RadiSys Corp.(a)	53,240
5,184	Rainmaker Systems, Inc.(a)	1,089
7,246	Richardson Electronics Ltd.	79,634
2,778	Scientific Learning Corp.(a)	1,056
5,059	Simulations Plus, Inc.	28,836
10,422	Smith Micro Software, Inc.(a)	18,239
8,298	Streamline Health Solutions, Inc.(a)	52,028
940	Technical Communications Corp.(a)	6,580
1,718	Transact Technologies, Inc.	19,929
10,466	Ultra Clean Holdings, Inc.(a)	137,733
18,939	USA Technologies, Inc.(a)	39,772
3,443	Violin Memory, Inc.(a) (b)	14,977
15,679	Vitesse Semiconductor Corp.(a)	57,072
10,858	Wave Systems Corp., Class A(a)	11,401
2,432	Wayside Technology Group, Inc.	34,388
12,204	WidePoint Corp.(a)	18,184
8,239	Wireless Ronin Technologies, Inc.(a)	7,415
3,347	XRS Corp.(a)	8,803
		3,591,386

	Utilities - 0.6%
3,018	Artesian Resources Corp., Class A	65,672
2,742	Delta Natural Gas Co., Inc.	56,376
3,092	Gas Natural, Inc.	28,941
1,788	RGC Resources, Inc.	34,240
2,983	Synthesis Energy Systems, Inc.(a)	4,922
45,674	US Geothermal, Inc.(a)	22,837
5,855	York Water Co.	118,095
		331,083

	Total Common Stocks - 99.7%
	(Cost $40,457,093)	51,524,293

	Warrant - 0.0%*

	Consumer, Non-cyclical - 0.0%*
314	Photomedex, Inc.(a)(c)(d)
	(Cost $0)	102

	Total Long-Term Investments - 99.7%
	(Cost $40,457,093)	51,524,395

	Investments of Collateral for
	Securities Loaned - 14.6%
7,550,501	BNY Mellon Securities Lending
	Overnight Fund, 0.1057%(e) (f)
	(Cost $7,550,501)	7,550,501

	Total Investments - 114.3%
	(Cost $48,007,594)	59,074,896
	Liabilities in excess of Other Assets - (14.3%)	(7,384,463)
	Net Assets - 100.0%	$51,690,433

REIT - Real Estate Investment Trust

*	Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	Illiquid security.

(d)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $27,671, which represents less than 0.1% of net assets.

(e)	At February 28, 2014, the total market value of the Fund’s securities on loan was $7,278,789 and the total market value of the collateral held by the Fund was $7,550,501.

(f)	Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WREI Wilshire US REIT ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.0%
	Financial - 99.0%
1,714	Acadia Realty Trust, REIT	$45,335
83	Alexander’s, Inc., REIT	31,101
2,033	Alexandria Real Estate Equities, Inc., REIT	147,291
1,093	American Assets Trust, Inc., REIT	36,145
3,232	American Campus Communities, Inc., REIT	119,390
4,292	American Homes 4 Rent, REIT	70,303
442	American Residential Properties, Inc., REIT(a)	8,044
622	AmREIT, Inc., REIT	10,785
4,501	Apartment Investment & Management Co., Class A, REIT	134,535
509	Ashford Hospitality Prime, Inc., REIT	8,526
2,543	Ashford Hospitality Trust, Inc., REIT	28,431
1,774	Associated Estates Realty Corp., REIT	30,335
3,992	AvalonBay Communities, Inc., REIT	514,848
5,926	BioMed Realty Trust, Inc., REIT	122,550
4,716	Boston Properties, Inc., REIT	530,220
4,834	Brandywine Realty Trust, REIT	70,818
2,381	BRE Properties, Inc., REIT(a)	147,074
1,275	Brixmor Property Group, Inc., REIT	28,152
2,632	Camden Property Trust, REIT	175,554
2,081	Campus Crest Communities, Inc., REIT	17,231
5,241	CBL & Associates Properties, Inc., REIT	93,237
2,297	Cedar Realty Trust, Inc., REIT	14,127
788	Chatham Lodging Trust, REIT	16,446
1,266	Chesapeake Lodging Trust, REIT	32,979
4,140	Columbia Property Trust, Inc., REIT	109,876
3,652	CommonWealth REIT, REIT	99,152
678	CoreSite Realty Corp., REIT	21,113
2,399	Corporate Office Properties Trust, REIT	63,981
5,851	Cousins Properties, Inc., REIT	67,579
4,264	CubeSmart, REIT	74,663
9,781	DCT Industrial Trust, Inc., REIT	77,466
9,752	DDR Corp., REIT	162,078
6,030	DiamondRock Hospitality Co., REIT	76,099
3,962	Digital Realty Trust, Inc., REIT(b)	214,582
4,399	Douglas Emmett, Inc., REIT	118,465
10,050	Duke Realty Corp., REIT	168,840
1,997	DuPont Fabros Technology, Inc., REIT	53,040
945	EastGroup Properties, Inc., REIT	58,628
3,542	Education Realty Trust, Inc., REIT	33,401
2,773	Empire State Realty Trust, Inc., REIT	42,482
2,571	Equity Lifestyle Properties, Inc., REIT	103,483
2,057	Equity One, Inc., REIT	47,722
11,118	Equity Residential, REIT	650,069
1,173	Essex Property Trust, Inc., REIT	196,184
1,278	Excel Trust, Inc., REIT	16,013
3,570	Extra Space Storage, Inc., REIT	175,287
2,006	Federal Realty Investment Trust, REIT	223,288
3,667	FelCor Lodging Trust, Inc., REIT(a)	31,940
3,393	First Industrial Realty Trust, Inc., REIT	65,281
1,811	First Potomac Realty Trust, REIT	22,963
2,936	Franklin Street Properties Corp., REIT	36,759
12,368	General Growth Properties, Inc., REIT	272,343
4,475	Glimcher Realty Trust, REIT	43,542
1,435	Government Properties Income Trust, REIT	35,746
14,075	HCP, Inc., REIT	545,688
8,905	Health Care REIT, Inc., REIT	523,080
2,958	Healthcare Realty Trust, Inc., REIT	70,903
5,211	Healthcare Trust of America, Inc., Class A, REIT	58,520
6,252	Hersha Hospitality Trust, REIT	35,136
2,774	Highwoods Properties, Inc., REIT	104,608
1,755	Home Properties, Inc., REIT	103,440
4,576	Hospitality Properties Trust, REIT	121,264
23,330	Host Hotels & Resorts, Inc., REIT	458,901
1,795	Hudson Pacific Properties, Inc., REIT	40,944
3,075	Inland Real Estate Corp., REIT	32,933
3,220	Investors Real Estate Trust, REIT	28,272
2,533	Kilroy Realty Corp., REIT	145,698
12,006	Kimco Realty Corp., REIT	267,254
3,882	Kite Realty Group Trust, REIT	23,991
2,969	LaSalle Hotel Properties, REIT	93,048
4,537	Liberty Property Trust, REIT	173,586
4,335	Macerich Co., REIT	260,664
2,715	Mack-Cali Realty Corp., REIT	60,409
2,307	MID-America Apartment Communities, Inc., REIT	156,045
1,302	Monmouth Real Estate Investment Corp., Class A, REIT	12,603
829	National Health Investors, Inc., REIT	51,149
2,811	Parkway Properties, Inc., REIT	51,807
1,967	Pebblebrook Hotel Trust, REIT	65,383
2,127	Pennsylvania Real Estate Investment Trust, REIT	39,903
4,970	Piedmont Office Realty Trust, Inc., Class A, REIT	85,882
1,672	Post Properties, Inc., REIT	81,142
15,385	ProLogis, Inc., REIT	633,708
633	PS Business Parks, Inc., REIT	53,185
4,459	Public Storage, REIT	753,571
2,053	Ramco-Gershenson Properties Trust, REIT	34,285
2,848	Regency Centers Corp., REIT	144,593
1,817	Retail Opportunity Investments Corp., REIT	26,946
1,822	Retail Properties of America, Inc., Class A, REIT	25,399
3,785	RLJ Lodging Trust, REIT	98,372
1,139	Rouse Properties, Inc., REIT(b)	21,322

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 55

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2014

WREI Wilshire US REIT ETF continued

Number
of Shares	Description	Value
	Financial continued
1,309	Ryman Hospitality Properties, Inc., REIT(b)	$55,227
1,186	Sabra Health Care REIT, Inc., REIT	33,765
361	Saul Centers, Inc., REIT	16,776
5,805	Senior Housing Properties Trust, REIT	129,451
1,187	Silver Bay Realty Trust Corp., REIT	18,600
9,573	Simon Property Group, Inc., REIT	1,544,029
2,846	SL Green Realty Corp., REIT	282,693
999	Sovran Self Storage, Inc., REIT	73,916
5,644	Strategic Hotels & Resorts, Inc., REIT(a)	56,384
2,623	Summit Hotel Properties, Inc., REIT	24,237
1,059	Sun Communities, Inc., REIT	48,778
5,641	Sunstone Hotel Investors, Inc., REIT	76,266
2,681	Tanger Factory Outlet Centers, Inc., REIT	91,985
1,961	Taubman Centers, Inc., REIT	138,152
794	Terreno Realty Corp., REIT	14,832
7,735	UDR, Inc., REIT	199,640
379	Universal Health Realty Income Trust, REIT	16,138
1,035	Urstadt Biddle Properties, Inc., Class A, REIT	20,296
9,072	Ventas, Inc., REIT	566,365
5,770	Vornado Realty Trust, REIT	555,593
2,052	Washington Real Estate Investment Trust, REIT	51,608
3,762	Weingarten Realty Investors, REIT	114,741
	(Cost $14,624,694)	15,408,628

	Exchange Traded Fund - 0.8%
1,700	Vanguard REIT ETF
	(Cost $113,527)	120,275

	Total Long-Term Investments - 99.8%
	(Cost $14,738,221)	15,528,903

	Investments of Collateral for
	Securities Loaned - 1.5%
235,491	BNY Mellon Securities Lending Overnight Fund,
	0.1057%(c) (d)
	(Cost $235,491)	235,491

	Total Investments - 101.3%
	(Cost $14,973,712)	15,764,394
	Liabilities in excess of Other Assets - (1.3%)	(207,758)
	Net Assets - 100.0%	$15,556,636

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	At February 28, 2014, the total market value of the Fund’s securities on loan was $230,054 and the total market value of the collateral held by the Fund was $235,491.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

This Page Intentionally Left Blank.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 28, 2014

		Guggenheim		Guggenheim		Guggenheim
	Guggenheim	Defensive		Insider		Mid-Cap
	BRIC ETF	Equity ETF		Sentiment ETF		Core ETF
	(EEB )	(DEF	)	(NFO	)	(CZA	)
Assets
Investments in securities, at value (including securities on loan)	$190,622,258	$136,904,992		$221,676,521		$124,539,743
Cash	743	—		159,873		154,460
Receivables:
Dividends	334,884	663,342		181,611		254,787
Fund shares sold	—	—		—		—
Investments sold	—	—		—		—
Securities lending income	15,107	8,049		8,052		15
Tax reclaims	—	9,061		—		1,716
Other assets	1,987	1,140		1,132		1,481
Total assets	190,974,979	137,586,584		222,027,189		124,952,202
Liabilities
Custodian bank	—	126,061		—		—
Payables:
Administration fee payable	3,739	2,675		4,207		2,527
Collateral for securities on loan	10,727,779	8,104,418		11,325,706		9,048
Fund shares redeemed	1,256	—		—		—
Investments purchased	—	240,563		—		220,743
Accrued advisory fees	70,661	48,638		65,696		36,172
Accrued expenses	66,351	62,643		103,351		85,367
Total liabilities	10,869,786	8,584,998		11,498,960		353,857
Net Assets	$180,105,193	$129,001,586		$210,528,229		$124,598,345
Composition of Net Assets
Paid-in capital	$512,668,898	$127,030,888		$221,905,953		$113,592,745
Accumulated undistributed net investment income	707,393	710,939		316,220		165,002
Accumulated net realized gain (loss) on investments	(274,734,350)	(5,444,840)		(38,602,502)		163,175
Net unrealized appreciation (depreciation) on investments	(58,536,748)	6,704,599		26,908,558		10,677,423
Net Assets	$180,105,193	$129,001,586		$210,528,229		$124,598,345
Shares outstanding ($0.01 par value with unlimited amount authorized)	5,600,800	3,750,000		4,450,800		2,700,000
Net Asset Value Per Share	$32.16	$34.40		$47.30		$46.15
Investments in securities, at cost	$249,159,006	$130,200,393		$194,767,963		$113,862,320
Securities on loan, at value	$18,191,262	$7,876,556		$11,051,725		$8,870

See notes to financial statements.
58 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2014

Guggenheim		Guggenheim
Multi-Asset		Raymond James		Guggenheim		Wilshire		Wilshire
Income ETF		SB-1 Equity ETF		Spin-Off ETF		Micro-Cap ETF		US REIT ETF
(CVY	)	(RYJ	)	(CSD	)	(WMCR	)	(WREI	)

$1,652,001,925		$286,732,590		$771,529,163		$59,074,896		$15,764,394
2,879,180		187,091		1,264,595		—		22,999

6,307,604		282,998		864,529		24,515		8,263
6,415,662		—		10,329		—		—
8,140,561		20,959,216		—		148,313		—
145,873		9,129		30,599		28,231		183
216,945		—		—		—		—
5,736		—		1,253		—		—
1,676,113,486		308,171,024		773,700,468		59,275,955		15,795,839

—		—		—		15,981		—

15,925		—		11,273		—		—
79,360,898		3,966,275		27,534,235		7,550,501		235,491
—		10,728		—		—		—
7,955,729		21,179,262		—		—		—
406,975		152,926		273,469		19,040		3,712
469,485		—		221,253		—		—
88,209,012		25,309,191		28,040,230		7,585,522		239,203
$1,587,904,474		$282,861,833		$745,660,238		$51,690,433		$15,556,636

$1,626,803,297		$295,056,355		$666,541,435		$51,662,493		$14,312,226

7,783,074		225,118		1,144,691		110,452		17,136

(86,621,421)		(42,020,174)		19,052,132		(11,149,814)		436,592
39,939,524		29,600,534		58,921,980		11,067,302		790,682
$1,587,904,474		$282,861,833		$745,660,238		$51,690,433		$15,556,636

63,500,800		8,272,822		16,350,000		1,800,800		400,000
$25.01		$34.19		$45.61		$28.70		$38.89
$1,612,062,401		$257,132,056		$712,607,183		$48,007,594		$14,973,712
$78,540,241		$3,869,850		$27,605,619		$7,278,789		$230,054

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 59

STATEMENT OF OPERATIONS For the six months ended February 28, 2014 (Unaudited)	February 28, 2014

		Guggenheim	Guggenheim	Guggenheim
	Guggenheim	Defensive	Insider	Mid-Cap
	BRIC ETF	Equity ETF	Sentiment ETF	Core ETF
	(EEB )	(DEF )	(NFO )	(CZA )
Investment Income
Dividend income	$2,383,028	$3,434,525	$1,848,885	$1,236,269
Less return of capital distributions received	—	(469,119)	(144,700)	(268,372)
Foreign taxes withheld	(224,677)	(33,746)	—	(7,237)
Net dividend income	2,158,351	2,931,660	1,704,185	960,660
Net securities lending income	109,099	47,884	44,545	416
Total investment income	2,267,450	2,979,544	1,748,730	961,076
Expenses
Advisory fee <Note 3>	547,627	321,473	442,483	266,963
Administration fee	29,236	17,681	24,301	14,683
Custodian fee	27,417	23,009	21,986	21,646
Licensing	43,810	84,044	120,348	67,691
Listing fee and expenses	2,500	2,500	2,500	2,500
Printing expenses	4,438	5,405	7,766	5,002
Professional fees	16,261	17,507	17,563	15,205
Registration & filings	—	2,533	1,687	1,125
Trustees’ fees and expenses	3,477	2,671	2,926	2,410
Miscellaneous	6,191	1,849	4,267	3,847
Total expenses	680,957	478,672	645,827	401,072
Advisory fees waived	(26)	(62,125)	(70,599)	(54,020)
Net expenses	680,931	416,547	575,228	347,052
Net Investment Income	1,586,519	2,562,997	1,173,502	614,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(58,097,673)	(3,353,095)	(3,001,952)	(1,380,897)
In-kind transactions	(7,007,853)	7,509,558	10,980,111	9,376,569
Foreign currency transactions	(848)	—	—	—
Net realized gain (loss)	(65,106,374)	4,156,463	7,978,159	7,995,672
Net change in unrealized appreciation	71,024,575	3,880,791	15,238,436	6,056,177
Net realized and unrealized gain	5,918,201	8,037,254	23,216,595	14,051,849
Net Increase in Net Assets Resulting from Operations	$7,504,720	$10,600,251	$24,390,097	$14,665,873

See notes to financial statements.
60 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2014

Guggenheim	Guggenheim
Multi-Asset	Raymond James	Guggenheim	Wilshire		Wilshire
Income ETF	SB-1 Equity ETF	Spin-Off ETF	Micro-Cap ETF		US REIT ETF
(CVY )	(RYJ )	(CSD )	(WMCR	)	(WREI	)

$41,957,126	$1,327,499	$4,532,670	$308,432		$311,042
—	(199,072)	(874,227)	—		—
(529,444)	—	—	(246)		—
41,427,682	1,128,427	3,658,443	308,186		311,042
1,723,683	22,027	110,864	152,145		730
43,151,365	1,150,454	3,769,307	460,331		311,772

2,888,016	782,276	1,402,267	109,861		24,236
102,390	—	60,699	—		—
115,048	—	51,469	—		—
854,007	—	408,283	—		—
3,750	—	2,500	—		—
50,978	—	11,715	—		—
28,907	—	13,836	—		—
—	—	11,770	—		—
10,913	—	5,049	—		—
13,690	—	5,213	—		—
4,067,699	782,276	1,972,801	109,861		24,236
(313,278)	—	(149,853)	—		—
3,754,421	782,276	1,822,948	109,861		24,236
39,396,944	368,178	1,946,359	350,470		287,536

(37,314,132)	(2,923,954)	(18,450,020)	1,504,510		(51,219)
58,725,777	23,467,892	47,804,213	—		417,996
—	—	—	—		—
21,411,645	20,543,938	29,354,193	1,504,510		366,777
48,326,822	12,481,034	40,826,076	7,659,355		771,966
69,738,467	33,024,972	70,180,269	9,163,865		1,138,743
$109,135,411	$33,393,150	$72,126,628	$9,514,335		$1,426,279

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 61

STATEMENTS OF CHANGES IN NET ASSETS	February 28, 2014

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income	$1,586,519	$6,376,689	$2,562,997	$2,459,456	$1,173,502	$1,730,682
Net realized gain (loss)	(65,106,374)	(34,308,016)	4,156,463	6,830,372	7,978,159	9,749,452
Net change in unrealized appreciation (depreciation)	71,024,575	26,962,054	3,880,791	(174,576)	15,238,436	9,160,228
Net increase (decrease) in net assets resulting from operations	7,504,720	(969,273)	10,600,251	9,115,252	24,390,097	20,640,362
Distributions to Shareholders
From net investment income	(5,388,190)	(8,559,761)	(3,029,950)	(1,755,450)	(1,827,348)	(1,658,732)
Capital Share Transactions
Proceeds from sale of shares	15,988,893	45,212,631	38,913,745	99,135,164	115,627,135	117,176,467
Cost of shares redeemed	(50,773,947)	(156,478,369)	(42,312,821)	(53,273,955)	(59,361,310)	(81,103,198)
Net increase (decrease) from capital share transactions	(34,785,054)	(111,265,738)	(3,399,076)	45,861,209	56,265,825	36,073,269
Total increase (decrease) in net assets	(32,668,524)	(120,794,772)	4,171,225	53,221,011	78,828,574	55,054,899
Net Assets
Beginning of period	212,773,717	333,568,489	124,830,361	71,609,350	131,699,655	76,644,756
End of period	$180,105,193	$212,773,717	$129,001,586	$124,830,361	$210,528,229	$131,699,655
Accumulated undistributed net investment income (loss) at end of period	$707,393	$4,509,064	$710,939	$1,177,892	$316,220	$970,066
Changes in Shares Outstanding
Shares sold	450,000	1,350,000	1,150,000	3,100,000	2,600,000	3,100,000
Shares redeemed	(1,500,000)	(4,550,000)	(1,250,000)	(1,700,000)	(1,350,000)	(2,150,000)
Shares outstanding, beginning of period	6,650,800	9,850,800	3,850,000	2,450,000	3,200,800	2,250,800
Shares outstanding, end of period	5,600,800	6,650,800	3,750,000	3,850,000	4,450,800	3,200,800

See notes to financial statements.
62 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2014

Guggenheim Mid-Cap Core ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013

$614,024	$1,169,313	$39,396,944	$52,843,838	$368,178	$866,816
7,995,672	7,430,083	21,411,645	84,960,383	20,543,938	15,786,623

6,056,177	3,772,805	48,326,822	(50,469,986)	12,481,034	11,113,348

14,665,873	12,372,201	109,135,411	87,334,235	33,393,150	27,766,787

(1,142,500)	(581,000)	(30,074,805)	(51,243,288)	(799,229)	(350,149)

105,419,298	117,834,767	837,912,219	1,173,087,166	198,750,595	112,237,476
(83,320,981)	(81,482,690)	(454,263,161)	(831,337,343)	(97,348,461)	(74,927,318)

22,098,317	36,352,077	383,649,058	341,749,823	101,402,134	37,310,158
35,621,690	48,143,278	462,709,664	377,840,770	133,996,055	64,726,796

88,976,655	40,833,377	1,125,194,810	747,354,040	148,865,778	84,138,982
$124,598,345	$88,976,655	$1,587,904,474	$1,125,194,810	$282,861,833	$148,865,778

$165,002	$693,478	$7,783,074	$(1,539,065)	$225,118	$656,169

2,400,000	3,150,000	34,100,000	50,600,000	6,150,000	4,350,000
(1,900,000)	(2,200,000)	(18,800,000)	(36,050,000)	(3,000,000)	(2,950,000)
2,200,000	1,250,000	48,200,800	33,650,800	5,122,822	3,722,822
2,700,000	2,200,000	63,500,800	48,200,800	8,272,822	5,122,822

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 63

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2014

	Guggenheim Spin-Off ETF (CSD)		Wilshire Micro-Cap ETF (WMCR)		Wilshire US REIT ETF (WREI)
	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase in Net Assets Resulting from Operations
Net investment income	$1,946,359	$494,707	$350,470	$439,710	$287,536	$581,153
Net realized gain	29,354,193	13,506,902	1,504,510	1,920,158	366,777	828,491
Net change in unrealized appreciation (depreciation)	40,826,076	17,545,341	7,659,355	4,597,507	771,966	(1,078,957)
Net increase in net assets resulting from operations	72,126,628	31,546,950	9,514,335	6,957,375	1,426,279	330,687
Distributions to Shareholders
From net investment income	(1,321,750)	(163,800)	(556,162)	(143,664)	(270,400)	(440,707)
Capital gains	—	—	—	—	(5,600)	(81,293)
Total distributions	(1,321,750)	(163,800)	(556,162)	(143,664)	(276,000)	(522,000)
Capital Share Transactions
Proceeds from sale of shares	581,528,497	257,091,188	5,305,032	18,105,263	3,749,941	—
Cost of shares redeemed	(181,918,557)	(49,064,253)	—	(3,830,430)	(3,556,679)	(3,922,479)
Net increase (decrease) from capital share transactions	399,609,940	208,026,935	5,305,032	14,274,833	193,262	(3,922,479)
Total increase (decrease) in net assets	470,414,818	239,410,085	14,263,205	21,088,544	1,343,541	(4,113,792)
Net Assets
Beginning of period	275,245,420	35,835,335	37,427,228	16,338,684	14,213,095	18,326,887
End of period	$745,660,238	$275,245,420	$51,690,433	$37,427,228	$15,556,636	$14,213,095
Accumulated undistributed net investment income at end of period	$1,144,691	$520,082	$110,452	$316,144	$17,136	$—
Changes in Shares Outstanding
Shares sold	13,300,000	7,300,000	200,000	900,000	100,000	—
Shares redeemed	(4,200,000)	(1,400,000)	—	(200,000)	(100,000)	(100,000)
Shares outstanding, beginning of period	7,250,000	1,350,000	1,600,800	900,800	400,000	500,000
Shares outstanding, end of period	16,350,000	7,250,000	1,800,800	1,600,800	400,000	400,000

See notes to financial statements.
64 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	February 28, 2014

EEB Guggenheim BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$31.99		$33.86	$41.24	$40.04	$34.57	$42.96
Income from investment operations
Net investment income (a)	0.25		0.76	0.97	0.97	0.71	0.79
Net realized and unrealized gain (loss)	0.78		(1.68)	(6.97)	1.09	5.27	(8.15)
Total from investment operations	1.03		(0.92)	(6.00)	2.06	5.98	(7.36)
Distributions to shareholders
From and in excess of net investment income	(0.86)		(0.95)	(1.38)	(0.86)	(0.51)	(1.03)
Net asset value, end of period	$32.16		$31.99	$33.86	$41.24	$40.04	$34.57
Market value, end of period	$31.89		$31.92	$33.79	$41.17	$40.06	$34.55
Total return *(b)
Net asset value	3.04%		-3.03%	-14.66%	4.92%	17.23%	-15.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$180,105		$212,774	$333,568	$546,437	$1,077,197	$753,724
Ratio of net expenses to average net assets*	0.62	%(c)	0.64%	0.64%	0.64%	0.63%	0.64%
Ratio of net investment income to average net assets*	1.45	%(c)	2.21%	2.61%	2.15%	1.76%	2.76%
Portfolio turnover rate (d)	58%		12%	10%	15%	7%	16%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.62	%(c)	0.64%	0.66%	0.65%	0.64%	0.69%
Ratio of net investment income to average net assets	1.45	%(c)	2.21%	2.59%	2.14%	1.75%	2.71%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 65

FINANCIAL HIGHLIGHTS continued	February 28, 2014

DEF Guggenheim Defensive Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$32.42		$29.23	$25.68	$22.03	$19.40	$24.55
Income from investment operations
Net investment income (a)	0.67		0.85	0.74	0.62	0.57	0.57
Net realized and unrealized gain (loss)	2.10		3.09	3.19	3.42	2.62	(5.22)
Total from investment operations	2.77		3.94	3.93	4.04	3.19	(4.65)
Distributions to shareholders
From and in excess of net investment income	(0.79)		(0.75)	(0.38)	(0.39)	(0.56)	(0.50)
Net asset value, end of period	$34.40		$32.42	$29.23	$25.68	$22.03	$19.40
Market value, end of period	$34.40		$32.41	$29.27	$25.70	$22.05	$19.38
Total return* (b)
Net asset value	8.55%		13.81%	15.39%	18.42%	16.62%	-18.72%
Ratios and supplemental data
Net assets, end of period (thousands)	$129,002		$124,830	$71,609	$26,962	$14,321	$15,518
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets*	3.98	%(c)	2.69%	2.68%	2.46%	2.72%	3.18%
Portfolio turnover rate (d)	47%		56%	27%	32%	35%	98%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.74	%(c)	0.78%	0.85%	1.24%	1.42%	1.35%
Ratio of net investment income to average net assets	3.89	%(c)	2.56%	2.48%	1.87%	1.95%	2.48%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
66 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2014

NFO Guggenheim Insider Sentiment ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$41.15		$34.05	$31.66	$25.56	$23.52	$26.81
Income from investment operations
Net investment income (a)	0.30		0.64	0.50	0.28	0.25	0.22
Net realized and unrealized gain (loss)	6.29		7.06	2.43	6.02	2.07	(2.93)
Total from investment operations	6.59		7.70	2.93	6.30	2.32	(2.71)
Distributions to shareholders
From and in excess of net investment income	(0.44)		(0.60)	(0.54)	(0.20)	(0.28)	(0.58)
Net asset value, end of period	$47.30		$41.15	$34.05	$31.66	$25.56	$23.52
Market value, end of period	$47.28		$41.09	$34.07	$31.64	$25.55	$23.50
Total return* (b)
Net asset value	16.01%		22.94%	9.45%	24.63%	9.83%	-9.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$210,528		$131,700	$76,645	$194,764	$90,744	$56,462
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets*	1.33	%(c)	1.67%	1.55%	0.95%	0.95%	1.08%
Portfolio turnover rate (d)	48%		45%	89%	53%	65%	94%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.73	%(c)	0.77%	0.78%	0.80%	0.83%	1.14%
Ratio of net investment income to average net assets	1.25	%(c)	1.55%	1.42%	0.80%	0.77%	0.59%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 67

FINANCIAL HIGHLIGHTS continued	February 28, 2014

CZA Guggenheim Mid-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$40.44		$32.67		$28.59	$24.02		$20.63	$23.80
Income from investment operations
Net investment income (a)	0.25		0.72		0.33	0.29		0.20	0.20
Net realized and unrealized gain (loss)	5.92		7.47		3.82	4.48		3.21	(3.20)
Total from investment operations	6.17		8.19		4.15	4.77		3.41	(3.00)
Distributions to shareholders
From and in excess of net investment income	(0.46)		(0.42)		(0.07)	(0.20	)(e)	(0.02)	(0.11)
Return of capital	—		—		—	—		—	(0.06)
Total distributions	(0.46)		(0.42)		(0.07)	(0.20)		(0.02)	(0.17)
Net asset value, end of period	$46.15		$40.44		$32.67	$28.59		$24.02	$20.63
Market value, end of period	$46.00		$40.48		$32.73	$28.57		$24.07	$20.64
Total return* (b)
Net asset value	15.27%		25.30%		14.54%	19.83%		16.53%	-12.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$124,598		$88,977		$40,833	$18,580		$6,005	$4,126
Ratio of net expenses to average net assets *	0.65	%(c)(f)	0.65	%(c)	0.65%	0.65	%(c)	0.65%	0.65%
Ratio of net investment income to average net assets*	1.15	%(f)	1.93%		1.08%	0.97%		0.85%	1.13%
Portfolio turnover rate (d)	90%		53%		63%	45%		74%	205%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.75	%(c)(f)	0.83	%(c)	1.01%	1.60	%(c)	3.34%	3.88%
Ratio of net investment income (loss) to average net assets	1.05	%(f)	1.75%		0.72%	0.02%		-1.84%	-2.10%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.01% for the six months ended February 28, 2014, 0.03% for the year ended August 31, 2013 and 0.03% for the year ended August 31, 2011.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in less than a $0.01 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

(f)	Annualized.

See notes to financial statements.
68 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2014

CVY Guggenheim Multi-Asset Income ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$23.34		$22.21	$20.44		$18.30		$16.37	$20.93
Income from investment operations
Net investment income (a)	0.82		1.32	1.03		0.92		0.78	0.91
Net realized and unrealized gain (loss)	1.48		1.11	1.89		2.23		2.08	(4.26)
Total from investment operations	2.30		2.43	2.92		3.15		2.86	(3.35)
Distributions to shareholders
From net investment income	(0.63)		(1.30)	(0.98	)(g)	(0.87	)(f)	(0.69)	(0.83)
Return of capital	—		—	(0.17	)(g)	(0.14	)(f)	(0.24)	(0.38)
Total distributions	(0.63)		(1.30)	(1.15)		(1.01)		(0.93)	(1.21)
Net asset value, end of period	$25.01		$23.34	$22.21		$20.44		$18.30	$16.37
Market value, end of period	$25.03		$23.33	$22.24		$20.42		$18.31	$16.37
Total return *(b)
Net asset value	9.97%		11.20%	14.91%		17.28%		17.82%	-14.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,587,904		$1,125,195	$747,354		$436,377		$279,949	$121,120
Ratio of net expenses to average net assets* (d)	0.65	%(c)	0.65%	0.65%		0.65%		0.65%	0.65%
Ratio of net investment income to average net assets*	6.82	%(c)	5.67%	4.92%		4.48%		4.36%	6.54%
Portfolio turnover rate (e)	86%		108%	113%		83%		97%	133%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (d)	0.70	%(c)	0.72%	0.74%		0.77%		0.79%	0.93%
Ratio of net investment income to average net assets	6.77	%(c)	5.60%	4.83%		4.36%		4.22%	6.26%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.15%, 0.17%, 0.12%, 0.13%, 0.19% and 0.17% for the six months ended February 28, 2014, and the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(f)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in a $0.07 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

(g)
Subsequent to August 31, 2012, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2012 financial reporting period. This resulted in a less than $0.01 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 69

FINANCIAL HIGHLIGHTS continued	February 28, 2014

RYJ Guggenheim Raymond James SB-1 Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$29.06		$22.60		$19.93	$15.96	$14.27	$17.71
Income from investment operations
Net investment income (a)	0.06		0.20		0.14	0.08	0.05	0.03
Net realized and unrealized gain (loss)	5.18		6.34		2.56	3.89	1.64	(3.44)
Total from investment operations	5.24		6.54		2.70	3.97	1.69	(3.41)
Distributions to common shareholders
From net investment income	(0.11)		(0.08)		(0.03)	—	—	—
Return of capital	—		—		—	—	—	(0.03)
Total distributions	(0.11)		(0.08)		(0.03)	—	—	(0.03)
Net asset value, end of period	$34.19		$29.06		$22.60	$19.93	$15.96	$14.27
Market value, end of period	$34.22		$29.08		$22.58	$19.92	$15.95	$14.26
Total return (b)
Net asset value	18.05%		29.03%		13.56%	24.88%	11.84%	-19.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$282,862		$148,866		$84,139	$68,212	$51,434	$39,564
Ratio of net expenses to average net assets	0.75	%(e)	0.75	%(f)	0.75%	0.75%	0.72%	0.76	%(d)
Ratio of net investment income to average net assets	0.35	%(e)	0.78%		0.65%	0.39%	0.29%	0.28%
Portfolio turnover rate (c)	56%		66%		63%	47%	48%	195%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization.

(e)	Annualized.

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other business development companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.08% for the year ended August 31, 2013.

See notes to financial statements.
70 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2014

CSD Guggenheim Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
Net asset value, beginning of period	$37.96		$26.54	$22.23	$18.88	$16.13	$21.76
Income from investment operations
Net investment income (a)	0.15		0.14	0.15	0.15	0.08	0.38
Net realized and unrealized gain (loss)	7.59		11.36	4.27	3.31	3.01	(5.58)
Total from investment operations	7.74		11.50	4.42	3.46	3.09	(5.20)
Distributions to shareholders
From and in excess of net investment income	(0.09)		(0.08)	(0.11)	(0.11)	(0.34)	(0.43)
Net asset value, end of period	$45.61		$37.96	$26.54	$22.23	$18.88	$16.13
Market value, end of period	$45.64		$38.01	$26.62	$22.22	$18.97	$16.09
Total return* (b)
Net asset value	20.38%		43.41%	19.96%	18.30%	19.20%	-23.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$745,660		$275,245	$35,835	$17,785	$14,162	$8,066
Ratio of net expenses to average net assets *	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets *	0.69	%(d)	0.41%	0.60%	0.64%	0.40%	2.83%
Portfolio turnover rate (c)	44%		32%	77%	2%	46%	89%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.70	%(d)	0.78%	1.02%	1.51%	1.57%	1.90%
Ratio of net investment income (loss) to average net assets	0.64	%(d)	0.28%	0.23%	-0.22%	-0.52%	1.58%
(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 71

FINANCIAL HIGHLIGHTS continued	February 28, 2014

WMCR Wilshire Micro-Cap ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010		For the Year Ended August 31, 2009
Net asset value, beginning of period	$23.38		$18.14	$16.38	$14.33	$14.19		$22.04
Income from investment operations
Net investment income (a)	0.21		0.36	0.25	0.24	0.25		0.35
Net realized and unrealized gain (loss)	5.44		5.09	2.16	1.87	0.04		(7.65)
Total from investment operations	5.65		5.45	2.41	2.11	0.29		(7.30)
Distributions to shareholders
From and in excess of net investment income	(0.33)		(0.21)	(0.65)	(0.06)	(0.15)		(0.55)
Net asset value, end of period	$28.70		$23.38	$18.14	$16.38	$14.33		$14.19
Market value, end of period	$28.64		$23.42	$18.06	$16.30	$14.38		$14.11
Total return (b)
Net asset value	24.25%		30.32%	15.43%	14.67%	1.97	%*	-32.91	%*
Ratios and supplemental data
Net assets, end of period (thousands)	$51,690		$37,427	$16,339	$40,951	$4,311		$3,560
Ratio of net expenses to average net assets (f)	0.50	%(e)	0.50%	0.50%	0.50%	0.64	%(c)*	0.65	%(d)*
Ratio of net investment income to average net assets	1.60	%(e)	1.71%	1.54%	1.27%	1.61	%(c)*	2.54	%(d)*
Portfolio turnover rate (g)	16%		27%	58%	37%	191%		194%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (f)	N/A		N/A	N/A	N/A	4.06	%(c)	3.47%
Ratio of net investment (loss) to average net assets	N/A		N/A	N/A	N/A	-1.81	%(c)	-0.28%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.65% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.65%.

(e)	Annualized.

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in the shares of other investment companies and business development companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.03% for the six months ended February 28, 2014 and 0.03% 0.08%, 0.14%, 0.03% and 0.01% for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(g)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2014

WREI Wilshire US REIT ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended February 28, 2014 (unaudited)		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$35.53		$36.65	$31.78	$27.28	$25.28
Income from investment operations
Net investment income(a)	0.69		1.19	1.07	1.00	0.45
Net realized and unrealized gain (loss)	3.36		(1.27)	4.95	4.32	1.71
Total from investment operations	4.05		(0.08)	6.02	5.32	2.16
Distributions to shareholders
From net investment income	(0.68)		(0.88)	(0.77)	(0.63)	(0.09)
Capital gains	(0.01)		(0.16)	(0.04)	(0.18)	(0.07)
Return of capital	—		—	(0.34)	(0.01)	—
Total distributions	(0.69)		(1.04)	(1.15)	(0.82)	(0.16)
Net asset value, end of period	$38.89		$35.53	$36.65	$31.78	$27.28
Market value, end of period	$38.81		$35.69	$36.72	$31.63	$27.17
Total return (b)
Net asset value	11.56%		-0.30%	19.49%	19.62%	8.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,557		$14,213	$18,327	$12,713	$5,455
Ratio of net expenses to average net assets	0.32	%(c)	0.32%	0.32%	0.32%	0.32	%(c)
Ratio of net investment income to average net assets	3.80	%(c)	3.17%	3.21%	3.17%	3.53	%(c)
Portfolio turnover rate(d)	4%		12%	13%	12%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 28, 2014

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following nine portfolios have a semiannual reporting period ended on February 28, 2014:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Insider Sentiment ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select DR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent

74 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Funds.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2014:

Wilshire Micro-Cap ETF

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,122	$—		$—	$1,122
Communications	4,484	28		—	4,512
Consumer, Cyclical	5,415	—		—	5,415
Consumer, Non-cyclical	14,567	—		—	14,567
Diversified	297	—		—	297
Energy	2,354	—		—	2,354
Financial	13,498	—		—	13,498
Industrial	5,837	—		—	5,837
Technology	3,591	—		—	3,591
Utilities	331	—		—	331
Total Common Stocks	51,496	28		—	51,524
Warrant	—	—	*	—	–	*
Investments of Collateral for Securities on Loan	7,551	—		—	7,551
Total	$59,047	$28		$—	$59,075

* Market value is less than minimum amount disclosed.

During the six months ended February 28, 2014, FAB Universal Corp. transferred to Level 2 from Level 1 as a result of FAB Universal Corp. being halted on the principal exchange on which it trades.

All securities held by Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Spin-Off ETF and Wilshire US REIT ETF, were valued using quoted prices in active markets (Level 1). There were no transfers between levels for these Funds for the six months ended February 28, 2014.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translation in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BRIC ETF	Annual
Guggenheim Defensive Equity ETF	Annual
Guggenheim Insider Sentiment ETF	Annual
Guggenheim Mid-Cap Core ETF	Annual
Guggenheim Multi-Asset Income ETF	Quarterly
Guggenheim Raymond James SB-1 Equity ETF	Annual
Guggenheim Spin-Off ETF	Annual
Wilshire Micro-Cap ETF	Annual
Wilshire US REIT ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

76 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliated entity, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended February 28, 2014, the below listed Funds recognized Fund Administration expenses as follows:

Fund Administration
Expense
Guggenheim BRIC ETF	$29,236
Guggenheim Defensive Equity ETF	17,681
Guggenheim Insider Sentiment ETF	24,301
Guggenheim Mid-Cap Core ETF	14,683
Guggenheim Multi-Asset Income ETF	102,390
Guggenheim Spin-Off ETF	60,699

Due to their unitary management fee structure Guggenheim Raymond James SB-1 Equity ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Investment Management, LLC (“GPIM”) acts as the sub-adviser for Wilshire US REIT ETF. In this capacity, GPIM directs the purchases and sales of Wilshire US REIT ETF’s investment securities.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF and Guggenheim Spin-Off ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.60% of average net assets per year, at least until December 31, 2016.

For the six months ended February 28, 2014, the Investment Adviser waived advisory fees as follows:

Advisory Fees
Waived
Guggenheim BRIC ETF	$26
Guggenheim Defensive Equity ETF	62,125
Guggenheim Insider Sentiment ETF	70,599
Guggenheim Mid-Cap Core ETF	54,020
Guggenheim Multi-Asset Income ETF	313,278
Guggenheim Spin-Off ETF	149,853

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a quarterly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:

The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The Bank of New York Mellon Corp.
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

At February 28, 2014, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Guggenheim BRIC ETF	$252,630,604	$15,483,364	$(77,491,710)	$(62,008,346)
Guggenheim Defensive Equity ETF	130,981,355	11,095,520	(5,171,883)	5,923,637
Guggenheim Insider Sentiment ETF	194,948,881	32,088,714	(5,361,074)	26,727,640
Guggenheim Mid-Cap Core ETF	113,965,268	11,942,556	(1,368,081)	10,574,475
Guggenheim Multi-Asset Income ETF	1,623,240,100	79,734,070	(50,972,245)	28,761,825
Guggenheim Raymond James SB-1 Equity ETF	258,862,622	30,737,217	(2,867,249)	27,869,968
Guggenheim Spin-Off ETF	713,009,328	84,016,328	(25,496,493)	58,519,835
Wilshire Micro-Cap ETF	48,015,927	14,243,429	(3,184,460)	11,058,969
Wilshire US REIT ETF	14,898,296	1,184,792	(318,694)	866,098

Tax components of the following balances as of August 31, 2013 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
	Undistributed	Long-Term Gains
	Ordinary Income	(Accumulated
	(Accumulated	Capital &
	Ordinary Loss)	Other Loss)
Guggenheim BRIC ETF	$4,509,064	$(206,156,378)
Guggenheim Defensive Equity ETF	1,869,123	(9,511,572)
Guggenheim Insider Sentiment ETF	949,890	(46,379,567)
Guggenheim Mid-Cap Core ETF	769,784	(7,805,855)
Guggenheim Multi-Asset Income ETF	5,063,489	(103,457,921)
Guggenheim Raymond James SB-1 Equity ETF	802,143	(60,979,520)
Guggenheim Spin-Off ETF	578,732	(9,958,566)
Wilshire Micro-Cap ETF	294,840	(12,624,687)
Wilshire US REIT ETF	—	—

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2013 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gains
Guggenheim BRIC ETF	$8,559,761	$—
Guggenheim Defensive Equity ETF	1,755,450	—
Guggenheim Insider Sentiment ETF	1,658,732	—
Guggenheim Mid-Cap Core ETF	581,000	—
Guggenheim Multi-Asset Income ETF	51,243,288	—
Guggenheim Raymond James SB-1 Equity ETF	350,149	—
Guggenheim Spin-Off ETF	163,800	—
Wilshire Micro-Cap ETF	143,664	—
Wilshire US REIT ETF	440,707	81,293

At August 31, 2013 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

Fund	Capital Loss Expiring 2015	Capital Loss Expiring 2016	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Capital Loss Expiring in 2019	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim BRIC ETF	$—	$551,160	$25,815,181	$106,144,759	$8,921,151	$3,028,467	$61,695,660	$206,156,378
Guggenheim Defensive Equity ETF	—	236,698	2,335,989	4,593,977	872,620	1,444,750	27,538	9,511,572
Guggenheim Insider Sentiment ETF	28,269	1,378,212	5,703,978	7,677,570	4,329,103	21,746,814	5,515,621	46,379,567
Guggenheim Mid-Cap Core ETF	—	121,302	1,079,147	1,005,926	345,781	5,229,326	24,373	7,805,855
Guggenheim Multi-Asset Income ETF	—	7,673,676	13,902,519	28,376,907	2,630,663	45,909,103	4,965,053	103,457,921
Guggenheim Raymond James SB-1 Equity ETF	—	—	26,988,436	20,004,904	2,213,777	8,816,449	2,955,954	60,979,520
Guggenheim Spin-Off ETF	—	—	2,455,977	6,166,420	617,814	—	—	9,240,211
Wilshire Micro-Cap ETF	35,224	3,606,209	5,409,759	1,844,181	244,420	1,262,432	222,462	12,624,687
Wilshire US REIT ETF	—	—	—	—	—	—	—	—

78 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended August 31, 2013 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim Spin-Off ETF	$3,799,817
Wilshire Micro-Cap ETF	525,889

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2013, the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October
Capital
Losses
Guggenheim BRIC ETF	$—
Guggenheim Defensive Equity ETF	—
Guggenheim Insider Sentiment ETF	—
Guggenheim Mid-Cap Core ETF	—
Guggenheim Multi-Asset Income ETF	—
Guggenheim Raymond James SB-1 Equity ETF	—
Guggenheim Spin-Off ETF	718,355
Wilshire Micro-Cap ETF	—
Wilshire US REIT ETF	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the six months ended February 28, 2014, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$124,538,288	$121,880,917
Guggenheim Defensive Equity ETF	61,182,933	60,974,656
Guggenheim Insider Sentiment ETF	86,129,379	86,968,023
Guggenheim Mid-Cap Core ETF	96,704,605	97,102,217
Guggenheim Multi-Asset Income ETF	1,053,840,026	1,043,399,552
Guggenheim Raymond James SB-1 Equity ETF	119,452,680	119,805,946
Guggenheim Spin-Off ETF	250,041,733	252,284,082
Wilshire Micro-Cap ETF	7,068,760	7,326,079
Wilshire US REIT ETF	671,184	681,729

For the six months ended February 28, 2014, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$15,984,966	$50,849,344
Guggenheim Defensive Equity ETF	38,914,885	42,407,723
Guggenheim Insider Sentiment ETF	115,617,430	58,995,313
Guggenheim Mid-Cap Core ETF	105,415,609	83,125,661
Guggenheim Multi-Asset Income ETF	833,659,965	455,431,352
Guggenheim Raymond James SB-1 Equity ETF	198,639,489	97,174,877
Guggenheim Spin-Off ETF	581,491,321	179,301,591
Wilshire Micro-Cap ETF	5,304,831	—
Wilshire US REIT ETF	3,749,885	3,556,431

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $5,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2014

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On March 24, 2014, the Board of Trustees declared the following dividends payable on March 31, 2014 to shareholders of record on March 27, 2014. The dividend rates per share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.292
Wilshire US REIT ETF	$0.211

80 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 28, 2014

Federal Income Tax Information
In January 2015, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2014.

Trustees(a)
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. Year of Birth: 1946 Trustee	Since 2014	Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley Year of Birth: 1946 Trustee	Since 2014	President, Washburn University (1997-present).	82	Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a U.S. and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	82
Director of Mercator Minerals Ltd. (September 2013-present), First Americas Gold Corp. (2012-present) and Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly, Windstorm Resources, Inc.) (2011 – 2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003- 2009); and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Director of Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	88	None.
Maynard F. Oliverius Year of Birth: 1943 Trustee	Since 2014	President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Previously, Trustee, Bennett Group of Funds (2011-September 2013).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 81

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2014

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years
Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, President and Chief Executive Officer	Since 2012	President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Formerly, Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	214	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 227 West Monroe Street, Chicago, IL 60606.

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
As of period end. The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC and/or Guggenheim Fund Distributors, LLC and/or affiliates of such entities. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

(a)
As of April 3, 2014. At a special meeting of the shareholders held in April 2014, shareholders of the Trust elected the following individuals to serve as Trustees: Donald A. Chubb, Jerry B. Farley and Maynard F. Oliverius.

Principal Executive Officers
The principal executive officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013
Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present). Formerly, Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

John L. Sullivan Year of Birth: 1955 Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Senior Managing Director – Fund Administration, Guggenheim Investments (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex (2010-present). Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).

Joanna M. Catalucci Year of Birth: 1966 Chief Compliance Officer	Since 2012
Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Chief Compliance Officer of certain funds in the Fund Complex (2012-present). Formerly, Secretary of certain funds in the Fund Complex.

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011	Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Partners, LLC, and affiliates (2007-present).
William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
Kevin Farragher Year of Birth: 1958 Vice President	Since 2012
Vice President of Guggenheim Funds Services, LLC (2000-present); Senior Product Manager of ETFs for Guggenheim Investments. Formerly, Investment Company Institute (1993-2000); Chase Manhattan Bank (1992-1993) and Van Eck Securities (1988-1992).

Bryan Stone Year of Birth: 1979 Vice President	Since 2014
Vice President of certain funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013- present). Formerly, Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

*	Address for all Officers: 227 West Monroe Street, Chicago, IL 60606.

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

82 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	February 28, 2014

Board of Trustees	Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.
Chairperson

* Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Donald C. Cacciapaglia
Chief Executive Officer

Amy J. Lee
Chief Legal Officer

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Joanna M. Catalucci
Chief Compliance Officer

Mark M. Mathiasen
Secretary

William H. Belden III
Vice President

Kevin Farragher
Vice President

Bryan Stone
Vice President
		Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD	Custodian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•     If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 83

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $172 billion in assets under supervision as of December 31, 2013. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Defensive Equity ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Raymond James SB-1 Equity ETF and Wilshire Micro-Cap ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim BRIC ETF, Guggenheim Insider Sentiment ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Spin-Off ETF and Wilshire US REIT ETF’s portfolios are Michael P. Byrum, CFA and James R. King, CFA. Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 28 separate exchange-traded “index funds” as of February 28, 2014. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the Fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800) 345-7999. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(04/14)

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

ETF-001-SAR-0214

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

 (b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia

Name:	Donald C. Cacciapaglia

Title:	Chief Executive Officer

Date:	May 8, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia

Name:	Donald C. Cacciapaglia

Title:	Chief Executive Officer

Date:	May 8, 2014

By:	/s/ John L. Sullivan

Name:	John L. Sullivan

Title:	Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 8, 2014